UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22110

AdvisorShares Trust

(Exact name of registrant as specified in charter)

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Address of principal executive offices) (Zip code)

Dan Ahrens

4800 Montgomery Lane, Suite 150

Bethesda, Maryland 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

AdvisorShares Dorsey Wright ADR ETF

AADR | Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright ADR ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright ADR ETF	$59	1.10%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$23,521,032
  Total number of portfolio holdings37
  Period portfolio turnover rate38%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Sector	% of Net Assets
Insurance	1.8%
Miscellaneous Manufacturing	2.1%
Food Service	2.1%
Mining	2.2%
Semiconductors	2.4%
Commercial Services	2.6%
Software	3.1%
Electronics	3.3%
Electric	4.3%
Computers	4.5%
Telecommunications	4.6%
Oil & Gas	5.0%
Other	59.8%
Money Market Funds	14.5%
Assets Less Liabilities	(12.3)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Dorsey Wright FSM All Cap World ETF

DWAW | Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM All Cap World ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM All Cap World ETF	$49	0.97%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$82,636,317
  Total number of portfolio holdings4
  Period portfolio turnover rate167%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Sector	% of Net Assets
Equity Fund	99.7%
Money Market Funds	3.7%
Assets Less Liabilities	(3.4)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Dorsey Wright FSM US Core ETF

DWUS | Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM US Core ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM US Core ETF	$46	0.91%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$113,671,468
  Total number of portfolio holdings4
  Period portfolio turnover rate95%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Holdings	% of Net Assets
Equity Fund	99.7%
Money Market Funds	30.7%
Assets Less Liabilities	(30.4)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Dorsey Wright Short ETF

DWSH | Nasdaq Stock Market LLC

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Dorsey Wright Short ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright Short ETF	$342	6.82%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$13,417,731
  Total number of portfolio holdings101
  Period portfolio turnover rate111%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Sector	% of Net Assets
Retail	(12.1)%
Healthcare - Products	(8.3)%
Oil & Gas	(7.6)%
Semiconductors	(7.1)%
Chemicals	(6.1)%
Internet	(5.4)%
Auto Parts & Equipment	(4.6)%
Biotechnology	(4.2)%
Oil & Gas Services	(3.8)%
Healthcare - Services	(3.1)%
Cosmetics/Personal Care	(3.1)%
REITS	(3.0)%
Other	(30.5)%
Money Market Fund	213.5%
Assets Less Liabilities	(14.6)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Focused Equity ETF

CWS | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Focused Equity ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Focused Equity ETF	$34	0.66%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$175,578,801
  Total number of portfolio holdings26
  Period portfolio turnover rate25%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Sector	% of Net Assets
Engineering & Construction	3.8%
Water	4.0%
Electronics	4.0%
Media	4.0%
Aerospace/Defense	4.0%
Packaging & Containers	4.0%
Diversified Financial Services	4.0%
Metal Fabricate / Hardware	4.0%
Machinery - Diversified	4.0%
Real Estate	4.1%
Computers	4.1%
Auto Parts & Equipment	8.0%
Other	47.9%
Money Market Fund	0.1%
Assets Less Liabilities	-%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Gerber Kawasaki ETF

GK | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Gerber Kawasaki ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Gerber Kawasaki ETF	$38	0.75%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$23,419,701
  Total number of portfolio holdings30
  Period portfolio turnover rate31%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Sector	% of Net Assets
Aerospace/Defense	1.0%
Diversified Financial Services	1.7%
Lodging	2.1%
Apparel	2.1%
Auto Manufacturers	2.2%
Healthcare - Products	2.2%
Entertainment	3.1%
Home Builders	3.6%
Equity Fund	3.9%
Building Materials	4.7%
Venture Capital	4.9%
Media	5.0%
Other	61.9%
Money Market Fund	1.8%
Assets Less Liabilities	(0.2)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Hotel ETF

BEDZ | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Hotel ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Hotel ETF	$54	0.99%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$3,959,700
  Total number of portfolio holdings28
  Period portfolio turnover rate62%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Sector	% of Net Assets
Entertainment	3.8%
Commercial Services	6.1%
REITS	19.2%
Internet	21.2%
Leisure Time	22.2%
Lodging	25.6%
Money Market Funds	5.3%
Assets Less Liabilities	(3.4)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Insider Advantage ETF

SURE | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Insider Advantage ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Insider Advantage ETF	$46	0.90%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$47,166,480
  Total number of portfolio holdings101
  Period portfolio turnover rate115%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Sector	% of Net Assets
Cosmetics/Personal Care	0.9%
Oil & Gas Services	0.9%
Banks	0.9%
Food	1.0%
Media	1.0%
Machinery - Construction & Mining	1.0%
Household Products/Wares	1.0%
Gas	1.0%
Entertainment	1.0%
Electric	1.0%
Pharmaceuticals	1.0%
Agriculture	1.1%
Other	88.0%
Assets Less Liabilities	0.2%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares MSOS Daily Leveraged ETF

MSOX | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares MSOS Daily Leveraged ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares MSOS Daily Leveraged ETF	$28	0.95%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$20,436,699
  Total number of portfolio holdings3
  Period portfolio turnover rate0%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024. This does not represent the Fund's market exposure due to the exclusion of derivatives.

Sector	% of Net Assets
Money Market Fund	4.5%
Assets Less Liabilities	95.5%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Psychedelics ETF

PSIL | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Psychedelics ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Psychedelics ETF	$54	0.99%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$6,314,699
  Total number of portfolio holdings27
  Period portfolio turnover rate63%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Sector	% of Net Assets
Healthcare - Services	1.3%
Pharmaceuticals	20.2%
Biotechnology	68.3%
Money Market Funds	17.6%
Assets Less Liabilities	(7.4)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Pure Cannabis ETF

YOLO | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Pure Cannabis ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure Cannabis ETF	$21	0.49%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$31,327,807
  Total number of portfolio holdings28
  Period portfolio turnover rate18%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Sector	% of Net Assets
Agriculture	8.2%
Biotechnology	0.8%
Distributors	14.2%
Equity Fund	34.8%
Machinery	1.0%
Pharmaceuticals	30.8%
REITS	6.9%
Software	1.3%
Specialty Retail	1.7%
Money Market Funds	2.3%
Assets Less Liabilities	(2.0)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Pure US Cannabis ETF

MSOS | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Pure US Cannabis ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure US Cannabis ETF	$28	0.74%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$495,752,797
  Total number of portfolio holdings42
  Period portfolio turnover rate0%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024. This does not represent the Fund's market exposure due to the exclusion of derivatives.

Sector	% of Net Assets
Pharmaceuticals	7.0%
Money Market Funds	14.3%
Assets Less Liabilities	78.7%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Q Dynamic Growth ETF

QPX | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Q Dynamic Growth ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Q Dynamic Growth ETF	$75	1.45%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$26,765,412
  Total number of portfolio holdings8
  Period portfolio turnover rate117%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Sector	% of Net Assets
Equity Fund	96.9%
Money Market Funds	13.5%
Assets Less Liabilities	(10.4)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Ranger Equity Bear ETF

HDGE | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Ranger Equity Bear ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Ranger Equity Bear ETF	$154	3.29%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$47,324,369
  Total number of portfolio holdings65
  Period portfolio turnover rate362%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Sector	% of Net Assets
Semiconductors	(16.1)%
Software	(13.4)%
Retail	(8.5)%
REITS	(7.1)%
Computers	(6.5)%
Chemicals	(4.8)%
Banks	(4.7)%
Home Builders	(4.5)%
Healthcare - Services	(3.5)%
Auto Parts & Equipment	(2.9)%
Diversified Financial Services	(2.9)%
Electrical Components & Equipment	(1.7)%
Other	(22.1)%
Money Market Funds	144.9%
Assets Less Liabilities	53.8%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Restaurant ETF

EATZ | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Restaurant ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Restaurant ETF	$53	0.99%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$3,354,333
  Total number of portfolio holdings25
  Period portfolio turnover rate50%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Sector	% of Net Assets
Food Service	4.7%
Food	18.5%
Retail	75.7%
Money Market Funds	6.6%
Assets Less Liabilities	(5.5)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares STAR Global Buy-Write ETF

VEGA | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares STAR Global Buy-Write ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares STAR Global Buy-Write ETF	$58	1.12%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$65,292,570
  Total number of portfolio holdings12
  Period portfolio turnover rate6%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Sector	% of Net Assets
Purchased Put Option	0.0%Footnote Reference**
Written Call Option	(0.0)%Footnote Reference**
Debt Fund	30.9%
Equity Fund	65.7%
Money Market Funds	14.9%
Assets Less Liabilities	(11.5)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

AdvisorShares Vice ETF

VICE | NYSE Arca, Inc.

Semi-Annual Shareholder Report | DECEMBER 31, 2024

This semi-annual shareholder report contains important information about AdvisorShares Vice ETF (the "Fund") for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Vice ETF	$53	0.99%

Key Fund Statistics

The following table outlines key fund statistics as of 12/31/2024.

  Fund net assets$7,093,508
  Total number of portfolio holdings23
  Period portfolio turnover rate84%

Portfolio Composition

The table below shows the investment makeup of the Fund as of 12/31/2024.

Sector	% of Net Assets
Lodging	4.8%
Semiconductors	5.4%
REITS	7.9%
Beverages	8.1%
Internet	9.1%
Software	13.2%
Retail	13.9%
Agriculture	15.8%
Entertainment	16.2%
Money Market Fund	5.7%
Assets Less Liabilities	(0.1)%
Total	100.0%

Availability of Additional Information

If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.

Distributed by Foreside Fund Services, LLC

(b)	Not applicable.

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The semi-annual Financial Statements are attached herewith.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

ADVISORSHARES TRUST

4800 Montgomery Lane

Suite 150

Bethesda, Maryland 20814

www.advisorshares.com

1.877.843.3831

Semi-Annual Report

December 31, 2024

i

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 97.8%

Aerospace/Defense — 6.2%
BAE Systems PLC (United Kingdom)(a)	9,370	$535,589
Embraer SA (Brazil)(a)(b)	25,502	935,413
Total Aerospace/Defense		1,471,002

Banks — 27.2%
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)(c)	60,390	586,991
Banco Macro SA (Argentina)(a)(b)(c)	13,000	1,257,880
Barclays PLC (United Kingdom)(a)	46,047	611,965
Grupo Financiero Galicia SA (Argentina)(a)(b)(c)	21,914	1,365,681
ING Groep NV (Netherlands)(a)	29,941	469,175
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	68,234	799,702
Sumitomo Mitsui Financial Group, Inc. (Japan)(a)(c)	40,397	585,353
UBS Group AG (Switzerland)	23,545	713,884
Total Banks		6,390,631

Commercial Services — 2.6%
RELX PLC (United Kingdom)(a)	13,554	615,623

Computers — 4.5%
Check Point Software Technologies Ltd. (Israel)(b)	2,660	496,622
Infosys Ltd. (India), 02/28/23(a)(c)	25,190	552,165
Total Computers		1,048,787

Diversified Financial Services — 7.5%
Futu Holdings Ltd. (Hong Kong)(a)	4,450	355,956
Qifu Technology, Inc. (China)(a)	22,000	844,360
Up Fintech Holding Ltd. (China)(a)(b)	87,498	565,237
Total Diversified Financial Services		1,765,553

Electric — 4.3%
Pampa Energia SA (Argentina)(a)(b)(c)	11,506	1,011,838

Electronics — 3.3%
ABB Ltd. (Switzerland)(a)	14,400	773,424
Investments	Shares	Value
COMMON STOCKS (continued)

Food Service — 2.1%
Compass Group PLC (United Kingdom)(a)	14,519	$487,693

Insurance — 1.8%
Aegon Ltd. (Netherlands)(c)	70,715	416,511

Internet — 10.8%
MercadoLibre, Inc. (Brazil)(b)	321	545,842
Prosus NV (China)(a)(c)	50,480	400,811
Sea Ltd. (Singapore)(a)(b)	5,670	601,587
Tencent Holdings Ltd. (China)(a)	10,240	544,563
Trip.com Group Ltd. (China)(a)(b)	6,500	446,290
Total Internet		2,539,093

Mining — 2.2%
Harmony Gold Mining Co. Ltd. (South Africa)(a)	63,770	523,552

Miscellaneous Manufacturing — 2.1%
Siemens AG (Germany)(a)	5,198	502,543

Oil & Gas — 5.0%
YPF SA (Argentina)(a)(b)(c)	27,855	1,184,116

Pharmaceuticals — 8.1%
Novartis AG (Switzerland)(a)	4,360	424,271
Teva Pharmaceutical Industries Ltd. (Israel)(a)(b)	28,696	632,460
Verona Pharma PLC (United Kingdom)(a)(b)	18,050	838,242
Total Pharmaceuticals		1,894,973

Semiconductors — 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	2,815	555,934

Software — 3.1%
SAP SE (Germany)(a)(c)	2,953	727,058

Telecommunications — 4.6%
KT Corp. (South Korea)(a)(c)	32,733	508,016
Telefonaktiebolaget LM Ericsson (Sweden)(a)	71,670	577,660
Total Telecommunications		1,085,676

Total Common Stocks (Cost $15,763,005)		22,994,007

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUNDS — 14.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.43%(d)(e)	2,811,088	$2,811,088
Invesco Government & Agency Portfolio — Private Investment Class, 4.13%(d)	603,667	603,667
Total Money Market Funds (Cost $3,414,755)		3,414,755

Total Investments — 112.3% (Cost $19,177,760)		26,408,762
Liabilities in Excess of Other Assets — (12.3%)		(2,887,730)
Net Assets — 100.0%		$23,521,032

PLC — Public Limited Company

(a)	American Depositary Receipt.
(b)	Non-income producing security.
(c)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $6,019,703; the aggregate market value of the collateral held by the fund is $6,188,941. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,377,853.
(d)	Rate shown reflects the 7-day yield as of December 31, 2024.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$22,994,007	$—	$—	$22,994,007
Money Market Funds	3,414,755	—	—	3,414,755
Total	$26,408,762	$—	$—	$26,408,762

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	6.2%
Banks	27.2
Commercial Services	2.6
Computers	4.5
Diversified Financial Services	7.5
Electric	4.3
Electronics	3.3
Food Service	2.1
Insurance	1.8
Internet	10.8
Mining	2.2
Miscellaneous Manufacturing	2.1
Oil & Gas	5.0
Pharmaceuticals	8.1
Semiconductors	2.4
Software	3.1
Telecommunications	4.6
Money Market Funds	14.5
Total Investments	112.3
Liabilities in Excess of Other Assets	(12.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.7%

Equity Fund — 99.7%
iShares Morningstar Mid-Cap Growth ETF(a)	546,730	$41,294,517
iShares Morningstar U.S. Equity ETF	506,111	41,075,969
Total Exchange Traded Funds (Cost $77,950,315)		82,370,486

MONEY MARKET FUNDS — 3.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.34%(b)	363,136	363,136
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.43%(b)(c)	2,710,910	2,710,910
Total Money Market Funds (Cost $3,074,046)		3,074,046

Total Investments — 103.4% (Cost $81,024,361)		85,444,532
Liabilities in Excess of Other Assets — (3.4%)		(2,808,215)
Net Assets — 100.0%		$82,636,317

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,651,103; the aggregate market value of the collateral held by the fund is $2,710,910.
(b)	Rate shown reflects the 7-day yield as of December 31, 2024.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM ALL CAP WORLD ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$82,370,486	$—	$—	$82,370,486
Money Market Funds	3,074,046	—	—	3,074,046
Total	$85,444,532	$—	$—	$85,444,532

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	99.7%
Money Market Funds	3.7
Total Investments	103.4
Liabilities in Excess of Other Assets	(3.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 99.7%

Equity Funds — 99.7%
iShares MSCI USA Momentum Factor ETF(a)	273,352	$56,561,996
SPDR S&P 500 ETF Trust	96,893	56,787,049
Total Exchange Traded Funds (Cost $105,882,639)		113,349,045

MONEY MARKET FUNDS — 30.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.34%(b)	215,765	215,765
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.88%(b)(c)	34,734,921	34,734,921
Total Money Market Funds (Cost $34,950,686)		34,950,686

Total Investments — 130.4% (Cost $140,833,325)		148,299,731
Liabilities in Excess of Other Assets — (30.4%)		(34,628,263)
Net Assets — 100.0%		$113,671,468

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $33,714,717; the aggregate market value of the collateral held by the fund is $34,734,921.
(b)	Rate shown reflects the 7-day yield as of December 31, 2024.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT FSM US CORE ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$113,349,045	$—	$—	$113,349,045
Money Market Funds	34,950,686	—	—	34,950,686
Total	$148,299,731	$—	$—	$148,299,731

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Funds	99.7%
Money Market Funds	30.7
Total Investments	130.4
Liabilities in Excess of Other Assets	(30.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 213.5%
STIT — Government & Agency Portfolio, Institutional Class, 4.43%(a)(b) (Cost $28,652,739)	28,652,739	$28,652,739
Total Investments Before Securities Sold, Not Yet Purchased (Cost $28,652,739)		28,652,739

Securities Sold, Not Yet Purchased — (98.9)%

COMMON STOCKS — (98.9)%

Aerospace/Defense — (1.0)%
Boeing Co. (The)(c)	(785)	(138,945)

Agriculture — (1.0)%
Archer-Daniels-Midland Co.	(2,565)	(129,584)

Apparel — (1.9)%
Carter’s, Inc.	(2,640)	(143,062)
NIKE, Inc., Class B	(1,473)	(111,462)
Total Apparel		(254,524)

Auto Manufacturers — (1.0)%
Ford Motor Co.	(13,560)	(134,244)

Auto Parts & Equipment — (4.6)%
Adient PLC(c)	(5,599)	(96,471)
Dana, Inc.	(13,200)	(152,592)
Goodyear Tire & Rubber Co. (The)(c)	(16,504)	(148,536)
Lear Corp.	(1,172)	(110,988)
Visteon Corp.(c)	(1,230)	(109,126)
Total Auto Parts & Equipment		(617,713)

Beverages — (0.7)%
Brown-Forman Corp., Class B	(2,491)	(94,608)

Biotechnology — (4.2)%
Biogen, Inc.(c)	(909)	(139,004)
BioMarin Pharmaceutical, Inc.(c)	(2,300)	(151,179)
Ionis Pharmaceuticals, Inc.(c)	(3,960)	(138,442)
Sage Therapeutics, Inc.(c)	(24,810)	(134,718)
Total Biotechnology		(563,343)

Building Materials — (0.7)%
JELD-WEN Holding, Inc.(c)	(11,600)	(95,004)

Chemicals — (6.1)%
Albemarle Corp.	(1,646)	(141,688)
Celanese Corp.	(2,160)	(149,494)
Chemours Co. (The)	(6,025)	(101,822)
FMC Corp.	(2,143)	(104,171)
Investments	Shares	Value
COMMON STOCKS (continued)

Chemicals (continued)
Huntsman Corp.	(6,010)	$(108,360)
Mosaic Co. (The)	(4,557)	(112,011)
Olin Corp.	(3,107)	(105,017)
Total Chemicals		(822,563)

Commercial Services — (1.0)%
U-Haul Holding Co.(c)	(1,975)	(136,453)

Computers — (1.4)%
EPAM Systems, Inc.(c)	(774)	(180,977)

Cosmetics/Personal Care — (3.1)%
Coty, Inc., Class A(c)	(15,440)	(107,462)
Estee Lauder Cos., Inc. (The), Class A	(2,308)	(173,054)
Perrigo Co., PLC	(5,190)	(133,435)
Total Cosmetics/Personal Care		(413,951)

Distribution/Wholesale — (0.9)%
LKQ Corp.	(3,346)	(122,966)

Diversified Financial Services — (2.0)%
Credit Acceptance Corp.(c)	(310)	(145,532)
Franklin Resources, Inc.	(6,189)	(125,575)
Total Diversified Financial Services		(271,107)

Entertainment — (1.1)%
Vail Resorts, Inc.	(780)	(146,211)

Food — (1.9)%
Hain Celestial Group, Inc. (The)(c)	(20,780)	(127,797)
Lamb Weston Holdings, Inc.	(1,950)	(130,319)
Total Food		(258,116)

Healthcare — Products — (8.3)%
Align Technology, Inc.(c)	(620)	(129,276)
Bio-Techne Corp.	(1,507)	(108,549)
Bruker Corp.	(2,080)	(121,930)
DENTSPLY SIRONA, Inc.	(7,701)	(146,165)
Edwards Lifesciences Corp.(c)	(2,188)	(161,978)
Enovis Corp.(c)	(2,932)	(128,656)
Integra LifeSciences Holdings Corp.(c)	(7,108)	(161,209)
West Pharmaceutical Services, Inc.	(461)	(151,005)
Total Healthcare — Products		(1,108,768)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Healthcare — Services — (3.1)%
Charles River Laboratories International, Inc.(c)	(660)	$(121,836)
Elevance Health, Inc.	(400)	(147,560)
Humana, Inc.	(583)	(147,913)
Total Healthcare — Services		(417,309)

Home Furnishings — (0.7)%
Leggett & Platt, Inc.	(10,382)	(99,667)

Internet — (5.4)%
Snap, Inc., Class A(c)	(13,640)	(146,903)
TripAdvisor, Inc.(c)	(8,344)	(123,241)
VeriSign, Inc.(c)	(795)	(164,533)
Wayfair, Inc., Class A(c)	(3,217)	(142,577)
Ziff Davis, Inc.(c)	(2,599)	(141,230)
Total Internet		(718,484)

Leisure Time — (0.9)%
Polaris, Inc.	(2,173)	(125,208)

Lodging — (1.0)%
Hilton Grand Vacations, Inc.(c)	(3,531)	(137,532)

Machinery — Diversified — (2.0)%
AGCO Corp.	(1,539)	(143,866)
Cognex Corp.	(3,440)	(123,358)
Total Machinery — Diversified		(267,224)

Media — (1.9)%
Cable One, Inc.	(394)	(142,675)
Sirius XM Holdings, Inc.	(5,068)	(115,551)
Total Media		(258,226)

Office/Business Equipment — (0.8)%
Xerox Holdings Corp.	(13,084)	(110,298)

Oil & Gas — (7.6)%
APA Corp.	(6,421)	(148,261)
Devon Energy Corp.	(3,620)	(118,483)
HF Sinclair Corp.	(3,288)	(115,244)
Murphy Oil Corp.	(3,894)	(117,833)
Occidental Petroleum Corp.	(2,618)	(129,355)
Patterson-UTI Energy, Inc.	(19,282)	(159,269)
Transocean Ltd.(c)	(29,640)	(111,150)
Weatherford International PLC	(1,720)	(123,204)
Total Oil & Gas		(1,022,799)
Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas Services — (3.8)%
Halliburton Co.	(4,880)	$(132,687)
NOV, Inc.	(8,620)	(125,852)
RPC, Inc.	(21,325)	(126,671)
Schlumberger NV	(3,080)	(118,087)
Total Oil & Gas Services		(503,297)

Packaging & Containers — (0.9)%
O-I Glass, Inc.(c)	(11,089)	(120,205)

Pharmaceuticals — (2.7)%
CVS Health Corp.	(2,399)	(107,691)
Dexcom, Inc.(c)	(1,910)	(148,541)
Herbalife Ltd.(c)	(15,803)	(105,722)
Total Pharmaceuticals		(361,954)

REITS — (3.0)%
Hudson Pacific Properties, Inc.	(37,964)	(115,031)
RLJ Lodging Trust	(14,313)	(146,136)
Service Properties Trust	(57,199)	(145,285)
Total REITS		(406,452)

Retail — (12.1)%
Advance Auto Parts, Inc.	(2,906)	(137,425)
Bath & Body Works, Inc.	(4,816)	(186,716)
Cracker Barrel Old Country Store, Inc.	(2,946)	(155,726)
Dollar General Corp.	(1,782)	(135,111)
Dollar Tree, Inc.(c)	(1,904)	(142,686)
Genuine Parts Co.	(1,170)	(136,609)
Kohl’s Corp.	(10,326)	(144,977)
Macy’s, Inc.	(8,894)	(150,575)
Nu Skin Enterprises, Inc., Class A	(25,218)	(173,752)
Ulta Beauty, Inc.(c)	(338)	(147,006)
Walgreens Boots Alliance, Inc.	(12,151)	(113,369)
Total Retail		(1,623,952)

Savings & Loans — (0.8)%
Flagstar Financial Inc	(11,853)	(110,588)

Semiconductors — (7.1)%
Entegris, Inc.	(1,410)	(139,675)
Intel Corp.	(6,825)	(136,841)
IPG Photonics Corp.(c)	(1,496)	(108,789)
Microchip Technology, Inc.	(1,900)	(108,965)
Qorvo, Inc.(c)	(2,170)	(151,748)
Silicon Laboratories, Inc.(c)	(1,280)	(159,002)
Skyworks Solutions, Inc.	(1,650)	(146,322)
Total Semiconductors		(951,342)

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Software — (0.9)%
Teradata Corp.(c)	(3,739)	$(116,470)

Telecommunications — (1.3)%
Viasat, Inc.(c)	(20,937)	(178,174)

Transportation — (2.0)%
Old Dominion Freight Line, Inc.	(842)	(148,529)
United Parcel Service, Inc., Class B	(916)	(115,507)
Total Transportation		(264,036)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(15,935,904)]		(13,282,294)

Total Investments — 114.6% (Cost $12,716,835)		15,370,445
Liabilities in Excess of Other Assets — (14.6%)		(1,952,714)
Net Assets — 100.0%		$13,417,731

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of December 31, 2024.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	Non-income producing security.

See accompanying Notes to Financial Statements.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$28,652,739	$—	$—	$28,652,739

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(13,282,294)	$—	$—	$(13,282,294)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	(1.0)%
Agriculture	(1.0)
Apparel	(1.9)
Auto Manufacturers	(1.0)
Auto Parts & Equipment	(4.6)
Beverages	(0.7)
Biotechnology	(4.2)
Building Materials	(0.7)
Chemicals	(6.1)
Commercial Services	(1.0)
Computers	(1.4)
Cosmetics/Personal Care	(3.1)
Distribution/Wholesale	(0.9)
Diversified Financial Services	(2.0)
Entertainment	(1.1)
Food	(1.9)
Healthcare — Products	(8.3)
Healthcare — Services	(3.1)

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Home Furnishings	(0.7)%
Internet	(5.4)
Leisure Time	(0.9)
Lodging	(1.0)
Machinery — Diversified	(2.0)
Media	(1.9)
Office/Business Equipment	(0.8)
Oil & Gas	(7.6)
Oil & Gas Services	(3.8)
Packaging & Containers	(0.9)
Pharmaceuticals	(2.7)
REITS	(3.0)
Retail	(12.1)
Savings & Loans	(0.8)
Semiconductors	(7.1)
Software	(0.9)
Telecommunications	(1.3)
Transportation	(2.0)
Money Market Fund	213.5
Total Investments	114.6
Liabilities in Excess of Other Assets	(14.6)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.9%

Aerospace/Defense — 4.0%
HEICO Corp.	29,429	$6,996,450

Auto Parts & Equipment — 8.0%
Allison Transmission Holdings, Inc.	65,400	7,067,124
Miller Industries, Inc.	105,802	6,915,219
Total Auto Parts & Equipment		13,982,343

Commercial Services — 8.0%
Moody’s Corp.	14,896	7,051,320
Rollins, Inc.	152,126	7,051,040
Total Commercial Services		14,102,360

Computers — 4.1%
Science Applications International Corp.	64,121	7,167,445

Diversified Financial Services — 4.0%
Intercontinental Exchange, Inc.	47,518	7,080,657

Electronics — 4.0%
Amphenol Corp., Class A	100,108	6,952,501

Engineering & Construction — 3.8%
IES Holdings, Inc.(a)	33,500	6,732,160

Healthcare — Products — 11.9%
Abbott Laboratories	62,029	7,016,100
Stryker Corp.	19,358	6,969,848
Thermo Fisher Scientific, Inc.	13,451	6,997,614
Total Healthcare — Products		20,983,562

Machinery — Diversified — 4.0%
Otis Worldwide Corp.	76,222	7,058,919

Media — 4.0%
FactSet Research Systems, Inc.	14,643	7,032,740

Metal Fabricate/Hardware — 4.0%
Mueller Industries, Inc.	88,640	7,034,470

Packaging & Containers — 4.0%
Silgan Holdings, Inc.	135,438	7,049,548

Pharmaceuticals — 8.0%
Cencora, Inc.	31,311	7,034,956
Henry Schein, Inc.(a)	101,000	6,989,200
Total Pharmaceuticals		14,024,156

Real Estate — 4.1%
McGrath RentCorp	63,794	7,133,445
Investments	Shares	Value
COMMON STOCKS (continued)

Software — 20.0%
Adobe, Inc.(a)	15,900	$7,070,412
Broadridge Financial Solutions, Inc.	31,570	7,137,661
Fair Isaac Corp.(a)	3,455	6,878,663
Fiserv, Inc.(a)	34,141	7,013,244
Intuit, Inc.	11,095	6,973,208
Total Software		35,073,188

Water — 4.0%
American Water Works Co., Inc.	56,930	7,087,216

Total Common Stocks (Cost $154,051,648)		175,491,160

MONEY MARKET FUND — 0.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.34%(b) (Cost $120,393)	120,393	120,393

Total Investments — 100.0% (Cost $154,172,041)		175,611,553
Liabilities in Excess of Other Assets — (0.0%)**		(32,752)
Net Assets — 100.0%		$175,578,801

**	Less than 0.05%.
(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$175,491,160	$—	$—	$175,491,160
Money Market Fund	120,393	—	—	120,393
Total	$175,611,553	$—	$—	$175,611,553

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	4.0%
Auto Parts & Equipment	8.0
Commercial Services	8.0
Computers	4.1
Diversified Financial Services	4.0
Electronics	4.0
Engineering & Construction	3.8
Healthcare — Products	11.9
Machinery — Diversified	4.0
Media	4.0
Metal Fabricate / Hardware	4.0
Packaging & Containers	4.0
Pharmaceuticals	8.0
Real Estate	4.1
Software	20.0
Water	4.0
Money Market Fund	0.1
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 94.5%

Aerospace/Defense — 1.0%
Kratos Defense & Security Solutions, Inc.(a)	9,000	$237,420

Apparel — 2.1%
On Holding AG, Class A (Switzerland)(a)	9,060	496,216

Auto Manufacturers — 2.2%
Ferrari NV (Italy)	600	254,904
Tesla, Inc.(a)	650	262,496
Total Auto Manufacturers		517,400

Building Materials — 4.7%
Trane Technologies PLC	3,000	1,108,050

Computers — 8.9%
Apple, Inc.	6,600	1,652,772
Dell Technologies, Inc., Class C	3,800	437,912
Total Computers		2,090,684

Diversified Financial Services — 1.7%
LPL Financial Holdings, Inc.	1,224	399,648

Entertainment — 3.1%
Flutter Entertainment PLC (United Kingdom)(a)	2,062	532,924
Genius Sports Ltd. (United Kingdom)(a)	23,000	198,950
Total Entertainment		731,874

Healthcare — Products — 2.2%
Stryker Corp.	1,452	522,793

Home Builders — 3.6%
Lennar Corp., Class A	6,149	838,539

Internet — 15.7%
Alphabet, Inc., Class C	4,214	802,514
Amazon.com, Inc.(a)	5,666	1,243,064
Netflix, Inc.(a)	1,820	1,622,202
Total Internet		3,667,780

Lodging — 2.1%
MGM Resorts International(a)	14,000	485,100

Media — 5.0%
Walt Disney Co. (The)	10,500	1,169,175

Pharmaceuticals — 6.6%
Eli Lilly & Co.	850	656,200
Novo Nordisk A/S (Denmark)(b)	10,361	891,253
Total Pharmaceuticals		1,547,453
Investments	Shares	Value
COMMON STOCKS (continued)

Retail — 5.6%
Home Depot, Inc. (The)	1,586	$616,938
Walmart, Inc.	7,777	702,652
Total Retail		1,319,590

Semiconductors — 14.5%
ASML Holding NV (Netherlands)	450	311,886
Broadcom, Inc.	4,931	1,143,203
NVIDIA Corp.	14,402	1,934,045
Total Semiconductors		3,389,134

Software — 10.6%
Microsoft Corp.	4,137	1,743,746
Oracle Corp.	4,411	735,049
Total Software		2,478,795

Venture Capital — 4.9%
Blackstone, Inc.	6,598	1,137,627

Total Common Stocks (Cost $16,417,693)		22,137,278

EXCHANGE TRADED FUND — 3.9%

Equity Fund — 3.9%
iShares Bitcoin Trust ETF(a) (Cost $626,238)	17,000	901,850

MONEY MARKET FUND — 1.8%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.34%(c) (Cost $418,567)	418,567	418,567

Total Investments — 100.2% (Cost $17,462,498)		23,457,695
Liabilities in Excess of Other Assets — (0.2%)		(37,994)
Net Assets — 100.0%		$23,419,701

PLC — Public Limited Company

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

ADVISORSHARES GERBER KAWASAKI ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$22,137,278	$—	$—	$22,137,278
Exchange Traded Fund	901,850	—	—	901,850
Money Market Fund	418,567	—	—	418,567
Total	$23,457,695	$—	$—	$23,457,695

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	1.0%
Apparel	2.1
Auto Manufacturers	2.2
Building Materials	4.7
Computers	8.9
Diversified Financial Services	1.7
Entertainment	3.1
Equity Fund	3.9
Healthcare — Products	2.2
Home Builders	3.6
Internet	15.7
Lodging	2.1
Media	5.0
Pharmaceuticals	6.6
Retail	5.6
Semiconductors	14.5
Software	10.6
Venture Capital	4.9
Money Market Fund	1.8
Total Investments	100.2
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2024	Value at 12/31/2024	Dividend Income
AdvisorShares Pure US Cannabis ETF	$448,500	$4,281	$(309,053)	$(197,206)	$53,478	—	$—	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.1%

Commercial Services — 6.1%
Target Hospitality Corp.(a)	24,889	$240,552

Entertainment — 3.8%
Monarch Casino & Resort, Inc.	1,900	149,910

Internet — 21.2%
Booking Holdings, Inc.	42	208,674
Expedia Group, Inc.(a)	967	180,181
Inspirato, Inc.(a)	12,027	39,930
Travelzoo(a)	10,200	203,490
Trip.com Group Ltd. (China)(a)(b)	2,996	205,705
Total Internet		837,980

Leisure Time — 22.2%
Carnival Corp.(a)	9,000	224,280
Norwegian Cruise Line Holdings Ltd.(a)	9,000	231,570
Royal Caribbean Cruises Ltd.	1,000	230,690
Viking Holings Ltd.(a)	4,400	193,864
Total Leisure Time		880,404

Lodging — 25.6%
Atour Lifestyle Holdings Ltd. (China)(b)	7,000	188,230
Boyd Gaming Corp.	2,253	163,433
Choice Hotels International, Inc.	1,200	170,376
Hilton Worldwide Holdings, Inc.	259	64,014
Hyatt Hotels Corp., Class A	559	87,752
InterContinental Hotels Group PLC (United Kingdom)(b)(c)	883	110,304
Marriott International, Inc., Class A	586	163,459
Wyndham Hotels & Resorts, Inc.	657	66,219
Total Lodging		1,013,787
Investments	Shares	Value
COMMON STOCKS (continued)

REITS — 19.2%
Apple Hospitality REIT, Inc.	8,447	$129,661
Gaming and Leisure Properties, Inc.	1,074	51,724
Host Hotels & Resorts, Inc.	6,234	109,220
Pebblebrook Hotel Trust	11,700	158,535
Ryman Hospitality Properties, Inc.	1,299	135,537
VICI Properties, Inc.	2,394	69,929
Xenia Hotels & Resorts, Inc.	7,080	105,209
Total REITS		759,815

Total Common Stocks (Cost $3,122,630)		3,882,448

MONEY MARKET FUNDS — 5.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.34%(d)	99,440	99,440
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.88%(d)(e)	111,196	111,196
Total Money Market Funds (Cost $210,636)		210,636

Total Investments — 103.4% (Cost $3,333,266)		4,093,084
Liabilities in Excess of Other Assets — (3.4%)		(133,384)
Net Assets — 100.0%		$3,959,700

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $108,056; the aggregate market value of the collateral held by the fund is $111,196.
(d)	Rate shown reflects the 7-day yield as of December 31, 2024.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES HOTEL ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,882,448	$—	$—	$3,882,448
Money Market Funds	210,636	—	—	210,636
Total	$4,093,084	$—	$—	$4,093,084

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Commercial Services	6.1%
Entertainment	3.8
Internet	21.2
Leisure Time	22.2
Lodging	25.6
REITS	19.2
Money Market Funds	5.3
Total Investments	103.4
Liabilities in Excess of Other Assets	(3.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.8%

Agriculture — 1.1%
Altria Group, Inc.	9,500	$496,755

Auto Parts & Equipment — 2.0%
Allison Transmission Holdings, Inc.	4,252	459,471
Gentex Corp.	16,280	467,725
Total Auto Parts & Equipment		927,196

Banks — 0.9%
Pathward Financial, Inc.	6,040	444,423

Beverages — 2.8%
Coca-Cola Co. (The)	6,700	417,142
Coca-Cola Consolidated, Inc.	353	444,777
Molson Coors Beverage Co., Class B	8,220	471,170
Total Beverages		1,333,089

Building Materials — 2.8%
Eagle Materials, Inc.	1,740	429,362
Martin Marietta Materials, Inc.	810	418,365
Trane Technologies PLC	1,230	454,301
Total Building Materials		1,302,028

Chemicals — 2.8%
Cabot Corp.	4,580	418,200
CF Industries Holdings, Inc.	5,669	483,679
Sherwin-Williams Co. (The)	1,260	428,312
Total Chemicals		1,330,191

Commercial Services — 5.6%
Automatic Data Processing, Inc.	1,730	506,423
H&R Block, Inc.(a)	7,600	401,584
John Wiley & Sons, Inc., Class A	9,900	432,729
MarketAxess Holdings, Inc.	1,900	429,476
Moody’s Corp.	980	463,902
United Rentals, Inc.	600	422,664
Total Commercial Services		2,656,778

Computers — 3.0%
Accenture PLC, Class A (Ireland)	1,390	488,988
Genpact Ltd.	10,910	468,585
NetApp, Inc.	3,855	447,488
Total Computers		1,405,061

Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	4,446	404,186
Investments	Shares	Value
COMMON STOCKS (continued)

Distribution/Wholesale — 2.0%
Pool Corp.(a)	1,350	$460,269
WW Grainger, Inc.	480	505,944
Total Distribution/Wholesale		966,213

Diversified Financial Services — 7.3%
Affiliated Managers Group, Inc.	2,694	498,175
Cboe Global Markets, Inc.	2,265	442,581
Jefferies Financial Group, Inc.	6,500	509,600
Mastercard, Inc., Class A	971	511,299
SEI Investments Co.	6,920	570,762
StepStone Group, Inc., Class A	7,900	457,252
Synchrony Financial	7,200	468,000
Total Diversified Financial Services		3,457,669

Electric — 1.0%
NRG Energy, Inc.	5,200	469,144

Electrical Components & Equipment — 1.9%
Belden, Inc.	4,000	450,440
Eaton Corp. PLC	1,400	464,618
Total Electrical Components & Equipment		915,058

Electronics — 6.2%
Atkore, Inc.	5,700	475,665
Avnet, Inc.	8,500	444,720
CTS Corp.	9,577	504,995
Jabil, Inc.	3,840	552,576
Vontier Corp.	12,700	463,169
Woodward, Inc.	2,790	464,312
Total Electronics		2,905,437

Entertainment — 1.0%
Monarch Casino & Resort, Inc.	5,940	468,666

Food — 1.0%
Sysco Corp.	6,180	472,523

Gas — 1.0%
MDU Resources Group, Inc.	25,200	454,104

Household Products/Wares — 1.0%
Kimberly-Clark Corp.	3,610	473,054

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Insurance — 7.0%
American International Group, Inc.	6,643	$483,610
Chubb Ltd.	1,650	455,895
Globe Life, Inc.	4,500	501,840
Hartford Financial Services Group, Inc. (The)	4,300	470,420
MGIC Investment Corp.	18,553	439,892
RenaissanceRe Holdings Ltd. (Bermuda)	1,820	452,834
Unum Group	6,800	496,604
Total Insurance		3,301,095

Internet — 5.2%
Alphabet, Inc., Class A	2,840	537,612
Booking Holdings, Inc.	100	496,842
eBay, Inc.	7,360	455,952
Gen Digital, Inc.	17,640	482,983
Meta Platforms, Inc., Class A	842	493,000
Total Internet		2,466,389

Iron/Steel — 1.8%
Commercial Metals Co.	8,220	407,712
Reliance, Inc.	1,570	422,738
Total Iron/Steel		830,450

Lodging — 7.8%
Boyd Gaming Corp.	7,500	544,050
Choice Hotels International, Inc.	3,700	525,326
Hilton Worldwide Holdings, Inc.	2,136	527,934
Hyatt Hotels Corp., Class A(a)	3,260	511,755
Las Vegas Sands Corp.(a)	9,343	479,856
Marriott International, Inc., Class A	1,950	543,933
Wyndham Hotels & Resorts, Inc.	5,300	534,187
Total Lodging		3,667,041

Machinery — Construction & Mining — 1.0%
Caterpillar, Inc.	1,270	460,705

Machinery — Diversified — 2.0%
Toro Co. (The)	5,700	456,570
Westinghouse Air Brake Technologies Corp.	2,480	470,183
Total Machinery — Diversified		926,753

Media — 1.0%
Fox Corp., Class A(a)	9,700	471,226
Investments	Shares	Value
COMMON STOCKS (continued)

Miscellaneous Manufacturing — 1.8%
3M Co.	3,535	$456,333
Carlisle Cos., Inc.	1,127	415,683
Total Miscellaneous Manufacturing		872,016

Oil & Gas — 3.9%
EOG Resources, Inc.	3,605	441,901
Marathon Petroleum Corp.	2,762	385,299
Ovintiv, Inc.	12,230	495,315
Patterson-UTI Energy, Inc.(a)	60,887	502,927
Total Oil & Gas		1,825,442

Oil & Gas Services — 0.9%
Halliburton Co.	15,850	430,961

Pharmaceuticals — 1.0%
Premier, Inc., Class A(a)	22,180	470,216

Pipelines — 2.1%
Cheniere Energy, Inc.	2,550	547,918
Targa Resources Corp.	2,600	464,100
Total Pipelines		1,012,018

REITS — 2.0%
Apple Hospitality REIT, Inc.	31,210	479,073
Healthcare Realty Trust, Inc.(a)	26,900	455,955
Total REITS		935,028

Retail — 8.2%
Academy Sports & Outdoors, Inc.	8,400	483,252
Darden Restaurants, Inc.	3,000	560,070
Domino’s Pizza, Inc.	1,070	449,144
Lithia Motors, Inc.	1,300	464,659
McDonald’s Corp.	1,700	492,813
Ross Stores, Inc.	3,245	490,871
Williams-Sonoma, Inc.(a)	2,690	498,134
Wingstop, Inc.	1,570	446,194
Total Retail		3,885,137

Semiconductors — 2.8%
Applied Materials, Inc.	2,380	387,059
NVIDIA Corp.	3,851	517,151
QUALCOMM, Inc.	2,692	413,545
Total Semiconductors		1,317,755

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Software — 3.1%
Broadridge Financial Solutions, Inc.	2,050	$463,485
Electronic Arts, Inc.	3,356	490,983
Salesforce, Inc.	1,465	489,793
Total Software		1,444,261

Telecommunications — 2.1%
Cisco Systems, Inc.	9,100	538,720
T-Mobile US, Inc.	2,060	454,704
Total Telecommunications		993,424

Transportation — 1.8%
Matson, Inc.	3,270	440,927
Old Dominion Freight Line, Inc.	2,425	427,770
Total Transportation		868,697

Total Common Stocks (Cost $45,670,176)		47,060,189

Total Investments — 99.8% (Cost $45,670,176)		47,060,189
Other Assets in Excess of Liabilities — 0.2%		106,291
Net Assets — 100.0%		$47,166,480

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,965,898; the aggregate market value of the collateral held by the fund is $4,078,550. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,078,550.

See accompanying Notes to Financial Statements.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$47,060,189	$—	$—	$47,060,189

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	1.1%
Auto Parts & Equipment	2.0
Banks	0.9
Beverages	2.8
Building Materials	2.8
Chemicals	2.8
Commercial Services	5.6
Computers	3.0
Cosmetics/Personal Care	0.9
Distribution/Wholesale	2.0
Diversified Financial Services	7.3
Electric	1.0
Electrical Components & Equipment	1.9
Electronics	6.2
Entertainment	1.0
Food	1.0
Gas	1.0
Household Products/Wares	1.0
Insurance	7.0
Internet	5.2

SUMMARY OF SCHEDULE OF INVESTMENTS (continued)

% of Net Assets
Iron/Steel	1.8%
Lodging	7.8
Machinery — Construction & Mining	1.0
Machinery — Diversified	2.0
Media	1.0
Miscellaneous Manufacturing	1.8
Oil & Gas	3.9
Oil & Gas Services	0.9
Pharmaceuticals	1.0
Pipelines	2.1
REITS	2.0
Retail	8.2
Semiconductors	2.8
Software	3.1
Telecommunications	2.1
Transportation	1.8
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS DAILY LEVERAGED ETF

(formerly AdvisorShares MSOS 2x Daily ETF)

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND — 4.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.34%(a) (Cost $917,896)	917,896	$917,896

Total Investments — 4.5% (Cost $917,896)		917,896
Other Assets in Excess of Liabilities — 95.5%		19,518,803
Net Assets — 100.0%		$20,436,699

OBFR — Overnight Bank Funding Rate

(a)	Rate shown reflects the 7-day yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS DAILY LEVERAGED ETF

(formerly AdvisorShares MSOS 2x Daily ETF)

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Fund	$917,896	$—	$—	$917,896
Swaps†	—	—	—	—
Total	$917,896	$—	$—	$917,896

Liabilities	Level 1	Level 2	Level 3	Total
Swap†	$—	$(152,621)	$—	$(152,621)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Money Market Fund	4.5%
Total Investments	4.5
Other Assets in Excess of Liabilities	95.5
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES MSOS DAILY LEVERAGED ETF

(formerly AdvisorShares MSOS 2x Daily ETF)

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Total return swap contracts outstanding as of December 31, 2024:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
AdvisorShares Pure US Cannabis ETF	OBFR + 2.00%	Monthly	9/22/2026	$23,228,644	$23,076,023	$(152,621)
AdvisorShares Pure US Cannabis ETF	OBFR + 3.00%	Monthly	11/20/2026	14,992,350	14,992,350	—
Net Unrealized Depreciation						$(152,621)

Clear Street and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of December 31, 2024, cash in the amount of $27,605,484 has been segregated as collateral from the broker for swap contracts.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 89.8%

Biotechnology — 68.3%
ATAI Life Sciences NV (Germany)(a)(b)	311,490	$414,282
Bright Minds Biosciences, Inc. (Canada)(b)	3,075	110,761
Clearmind Medicine, Inc. (Canada)†(a)(b)	167,856	231,641
Cybin, Inc. (Canada)(b)	50,651	446,742
Enveric Biosciences, Inc.†(b)	599,854	214,988
GH Research PLC (Ireland)(b)	36,011	252,077
Incannex Healthcare, Inc.(b)	165,495	350,849
Intra-Cellular Therapies, Inc.(b)	3,263	272,526
Mind Medicine MindMed, Inc.(b)	103,709	721,815
NRX Pharmaceuticals, Inc.(b)	310,314	682,691
PsyBio Therapeutics Corp.(b)	2,994,817	0
Psyence Biomedical Ltd. (Canada)†(b)	26,923	56,808
Sage Therapeutics, Inc.(b)	47,800	259,554
Seelos Therapeutics, Inc.(b)	20,543	4,772
Vistagen Therapeutics, Inc.(b)	99,810	294,439
Total Biotechnology		4,313,945

Healthcare — Services — 1.3%
Field Trip Health & Wellness Ltd. (Canada)(b)(c)	1,058,415	0
Lucy Scientific Discovery, Inc. (Canada)†(b)	111,697	559
Neuronetics, Inc.(b)	11,174	17,990
Numinus Wellness, Inc. (Canada)(b)	2,576,928	64,423
Total Healthcare — Services		82,972

Pharmaceuticals — 20.2%
Alkermes PLC(b)	13,171	378,798
Compass Pathways PLC (United Kingdom)(a)(b)(d)	66,602	251,756
FSD Pharma, Inc. (Canada)(b)(c)	263,236	0
Neurocrine Biosciences, Inc.(b)	2,030	277,095
Quantum BioPharma Ltd. (Canada)(b)	69,078	254,207
Relmada Therapeutics, Inc.(b)	210,068	109,235
Total Pharmaceuticals		1,271,091

Total Common Stocks (Cost $9,364,429)		5,668,008
Investments	Shares	Value
MONEY MARKET FUNDS — 17.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.34%(e)	639,124	$639,124
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.43%(e)(f)	470,360	470,360
Total Money Market Funds (Cost $1,109,484)		1,109,484

Total Investments — 107.4% (Cost $10,473,913)		6,777,492
Liabilities in Excess of Other Assets — (7.4%)		(462,793)
Net Assets — 100.0%		$6,314,699

PLC — Public Limited Company

†	Affiliated Company.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $417,502; the aggregate market value of the collateral held by the fund is $470,360.
(b)	Non-income producing security.
(c)	Fair valued using significant unobservable inputs. See note 2 regarding fair value measurements.
(d)	American Depositary Receipt.
(e)	Rate shown reflects the 7-day yield as of December 31, 2024.
(f)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PSYCHEDELICS ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$5,668,008	$—	$—	*	$5,668,008
Money Market Funds	1,109,484	—	—		1,109,484
Total	$6,777,492	$—	$—	*	$6,777,492

*	Less than $1.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Biotechnology	68.3%
Healthcare — Services	1.3
Pharmaceuticals	20.2
Money Market Funds	17.6
Total Investments	107.4
Liabilities in Excess of Other Assets	(7.4)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2024	Value at 12/31/2024	Dividend Income
Clearmind Medicine, Inc.*	$216,117	$208,189	$(134,771)	$(374,536)	$316,642	167,856	$231,641	$—
Enveric Biosciences, Inc.*	196,569	206,056	(47,943)	(278,180)	138,486	599,854	214,988	—
Lucy Scientific Discovery, Inc.	65,862	31	(59)	(72,005)	6,730	111,697	559	—
Psyence Biomedical Ltd.*	138,913	378,856	(92,137)	(32,538)	(336,286)	26,923	56,808	—
Total	$617,461	$793,132	$(274,910)	$(757,259)	$125,572	906,330	$503,996	$—

*	Security was not an affiliated company in prior year end; therefore, the change in unrealized gain (loss) will not match the Statement of Operations.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 64.9%

Agriculture — 8.2%
Village Farms International, Inc. (Canada)(a)	3,342,808	$2,577,305

Biotechnology — 0.8%
Skye Bioscience, Inc.(a)	88,391	250,146

Distributors — 14.2%
High Tide, Inc. (Canada)(a)	1,444,650	4,463,968

Machinery — 1.0%
Agrify Corp.(a)	11,060	320,629

Pharmaceuticals — 30.8%
Canopy Growth Corp. (Canada)(a)(b)	91,462	250,606
Cansortium, Inc.(a)	6,230,742	453,286
Cardiol Therapeutics, Inc., Class A (Canada)(a)(b)	882,488	1,129,585
Charlottes Web Holdings, Inc.(a)(b)	2,023,875	175,903
Clever Leaves Holdings, Inc. (Canada)(a)	34,781	7
Cronos Group, Inc. (Canada)(a)	674,528	1,362,547
Flora Growth Corp. (Canada)(a)	70,420	72,533
Hempfusion Wellness, Inc. (Canada)(a)(c)	1,762,927	0
IM Cannabis Corp. (Canada)(a)	104,075	246,658
InMed Pharmaceuticals, Inc. (Canada)†(a)	38,460	177,301
Intercure Ltd. (Israel)(a)	108,044	172,870
Jazz Pharmaceuticals PLC(a)	10,460	1,288,149
Organigram Holdings, Inc. (Canada)(a)	715,954	1,152,686
PharmaCielo Ltd. (Canada)(a)	340,491	18,940
Rubicon Organics, Inc. (Canada)(a)	1,056,135	345,567
SNDL, Inc. (Canada)(a)	1,165,992	2,087,126
Tilray Brands, Inc. (Canada)(a)(b)	487,735	648,687
Total Pharmaceuticals		9,582,451

REITS — 6.9%
Advanced Flower Capital Inc	115,281	960,291
Chicago Atlantic Real Estate Finance, Inc.	76,811	1,184,426
Total REITS		2,144,717
Investments	Shares	Value
COMMON STOCKS (continued)

Software — 1.3%
WM Technology, Inc.(a)	301,755	$416,422

Specialty Retail — 1.7%
Ispire Technology, Inc.(a)(b)	103,956	522,899

Total Common Stocks (Cost $67,013,926)		20,278,537

EXCHANGE TRADED FUND — 34.8%

Equity Fund — 34.8%
AdvisorShares Pure US Cannabis ETF†(a) (Cost $36,551,548)	2,864,453	10,913,566

MONEY MARKET FUNDS — 2.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.34%(d)	107,503	107,503
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.43%(d)(e)	633,852	633,852
Total Money Market Funds (Cost $741,355)		741,355

Total Investments — 102.0% (Cost $104,306,829)		31,933,458
Liabilities in Excess of Other Assets — (2.0%)		(605,651)
Net Assets — 100.0%		$31,327,807

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

†	Affiliated Company.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $732,711; the aggregate market value of the collateral held by the fund is $774,594. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $140,742.
(c)	Fair valued using significant unobservable inputs. See note 2 regarding fair value measurements.
(d)	Rate shown reflects the 7-day yield as of December 31, 2024.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE CANNABIS ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$20,259,597	$18,940	$0	*	$20,278,537
Exchange Traded Fund	10,913,566	—	—		10,913,566
Money Market Funds	741,355	—	—		741,355
Total	$31,914,518	$18,940	$0	*	$31,933,458

*	Less than $1.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	8.2%
Biotechnology	0.8
Distributors	14.2
Equity Fund	34.8
Machinery	1.0
Pharmaceuticals	30.8
REITS	6.9
Software	1.3
Specialty Retail	1.7
Money Market Funds	2.3
Total Investments	102.0
Liabilities in Excess of Other Assets	(2.0)
Net Assets	100.0%

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2024	Value at 12/31/2024	Dividend Income
AdvisorShares Pure US Cannabis ETF	$16,403,206	$4,255,553	$(71,328)	$(213,618)	$(9,460,247)	2,864,453	$10,913,566	$—
InMed Pharmaceuticals, Inc.	—	295,490	(14,897)	(14,304)	(88,988)	38,460	177,301	—
Total	$16,403,206	$4,551,043	$(86,225)	$(227,922)	$(9,549,235)	2,902,913	$11,090,867	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 7.0%

Pharmaceuticals — 7.0%
Cansortium, Inc.(a)	5,347,088	$389,000
Curaleaf Holdings, Inc.(a)(b)	11,226,230	17,512,919
Hempfusion Wellness, Inc. (Canada)(a)(c)	7,964,631	0
TerrAscend Corp. (Canada)†(a)	25,859,724	16,808,821
Total Pharmaceuticals		34,710,740
Total Common Stocks (Cost $117,125,181)		34,710,740

MONEY MARKET FUNDS — 14.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.34%(d)	71,000,072	71,000,072
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.43%(d)(e)	245,700	245,700
Total Money Market Funds (Cost $71,245,772)		71,245,772

Total Investments — 21.3% (Cost $188,370,953)		105,956,512
Other Assets in Excess of Liabilities — 78.7%		389,796,285
Net Assets — 100.0%		$495,752,797

OBFR — Overnight Bank Funding Rate

†	Affiliated Company.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $219,024; the aggregate market value of the collateral held by the fund is $245,700.
(c)	Fair valued using significant unobservable inputs. See note 2 regarding fair value measurements.
(d)	Rate shown reflects the 7-day yield as of December 31, 2024.
(e)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3		Total
Common Stocks	$34,710,740	$—	$—	*	$34,710,740
Money Market Funds	71,245,772	—	—		71,245,772
Total	$105,956,512	$—	$—	*	$105,956,512

Liabilities	Level 1	Level 2	Level 3	Total
Swaps†	$—	$(13,022,340)	$—	$(13,022,340)

*	Less than $1.
†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Pharmaceuticals	7.0%
Money Market Funds	14.3
Total Investments	21.3
Other Assets in Excess of Liabilities	78.7
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Total return swap contracts outstanding as of December 31, 2024:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
4Front Ventures ORD	OBFR + 2.00%	Monthly	11/20/2026	$493,346	$487,407	$(5,939)
Ascend Well	OBFR + 2.00%	Monthly	11/20/2026	798,176	793,648	(4,528)
AYR Rights Offering	OBFR + 2.00%	Monthly	3/01/2026	283,358	272,484	(10,874)
AYR Rights Offering	OBFR + 4.00%	Monthly	3/01/2026	469,920	211,396	(258,524)
AYR Wellness	OBFR + 2.00%	Monthly	11/20/2026	3,514,224	3,486,664	(27,560)
AYR Wellness	OBFR + 4.00%	Monthly	11/20/2026	3,907,281	2,561,500	(1,345,781)
C21 Investments ORD	OBFR + 4.00%	Monthly	9/02/2026	279,490	240,000	(39,490)
C21 Investments ORD	OBFR + 2.00%	Monthly	8/25/2026	2,178,746	2,164,662	(14,084)
Columbia Care ORD	OBFR + 2.00%	Monthly	9/02/2026	2,737,707	2,712,043	(25,664)
Columbia Care ORD	OBFR + 4.00%	Monthly	9/02/2026	398,543	250,800	(147,743)
Cresco Labs ORD	OBFR + 4.00%	Monthly	9/02/2026	3,865,451	2,889,397	(976,054)
Cresco Labs ORD	OBFR + 2.00%	Monthly	11/20/2026	29,142,752	28,935,545	(207,207)
Curaleaf Holdings SUB VOT	OBFR + 2.00%	Monthly	11/20/2026	58,852,680	58,450,490	(402,190)
Glass House Brands	OBFR + 2.00%	Monthly	11/20/2026	21,610,342	21,465,017	(145,325)
Glass House Brands	OBFR + 4.00%	Monthly	9/02/2026	6,290,581	4,785,000	(1,505,581)
Gold Flora Corp	OBFR + 2.00%	Monthly	9/22/2026	115,944	114,970	(974)
Green Thumb Industries SUB VOT	OBFR + 2.00%	Monthly	11/20/2026	161,018,057	160,004,622	(1,013,435)
Green Thumb Industries SUB VOT ORD	OBFR + 4.00%	Monthly	9/02/2026	23,055,431	20,261,600	(2,793,831)
Grown Rogue International	OBFR + 4.00%	Monthly	11/20/2026	1,194,328	1,125,826	(68,502)
Grown Rogue International	OBFR + 2.00%	Monthly	11/20/2026	1,443,160	1,434,970	(8,190)
Jushi Holdings CL B SUB VOT ORD	OBFR + 2.00%	Monthly	11/20/2026	6,279,448	6,240,548	(38,900)
Jushi Holdings CL B SUB VOT ORD	OBFR + 4.00%	Monthly	9/02/2026	869,097	802,380	(66,717)
Lowell Farms ORD	OBFR + 2.00%	Monthly	11/20/2026	5,561	5,516	(45)
Marimed ORD	OBFR + 2.00%	Monthly	11/20/2026	528,727	525,023	(3,704)
Planet 13 Holdings ORD	OBFR + 2.00%	Monthly	11/20/2026	5,371,654	5,340,478	(31,176)
Planet 13 Holdings ORD	OBFR + 4.00%	Monthly	9/02/2026	1,001,952	886,798	(115,154)
Schwazze (Medicine Man Technologies)	OBFR + 4.00%	Monthly	11/20/2026	457,244	45,220	(412,024)
Terrascend ORD	OBFR + 4.00%	Monthly	11/20/2026	558,126	447,915	(110,211)
Terrascend ORD	OBFR + 2.00%	Monthly	11/20/2026	8,127,123	8,072,795	(54,328)
Trulieve Cannabis ORD	OBFR + 2.00%	Monthly	11/20/2026	85,848,030	85,295,234	(552,796)
Trulieve Cannabis ORD	OBFR + 4.00%	Monthly	9/02/2026	13,061,631	11,325,948	(1,735,683)
Vapen Mj Ventures ORD	OBFR + 2.00%	Monthly	8/25/2026	573,392	569,601	(3,791)
Verano Holdings ORD	OBFR + 2.00%	Monthly	11/20/2026	35,247,712	35,026,703	(221,009)
Verano Holdings ORD	OBFR + 4.00%	Monthly	12/20/2025	631,166	662,500	(8,666)
Verano Holdings ORD	OBFR + 4.00%	Monthly	9/02/2026	4,275,766	3,622,950	(652,816)
Vireo Health International ORD	OBFR + 2.00%	Monthly	11/20/2026	3,769,678	3,755,834	(13,844)
Net Unrealized Depreciation						$(13,022,340)

See accompanying Notes to Financial Statements.

ADVISORSHARES PURE US CANNABIS ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Clear Street, CF Secured and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of December 31, 2024, cash in the amount of $474,886,696 has been segregated as collateral from the broker for swap contracts.

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2024 were as follows:

Affiliated Holding Name	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 12/31/2024	Value at 12/31/2024	Dividend Income
TerrAscend Corp.	$32,548,937	$2,445,498	$(262,409)	$(43,580)	$(17,879,625)	25,859,724	$16,808,821	$—

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 96.9%

Equity Fund — 96.9%
Communication Services Select Sector SPDR Fund	23,481	$2,273,195
Consumer Discretionary Select Sector SPDR Fund(a)	28,211	6,329,138
Consumer Staples Select Sector SPDR Fund(a)	51,844	4,075,457
Health Care Select Sector SPDR Fund	20,096	2,764,607
iShares U.S. Technology ETF	31,996	5,104,002
Technology Select Sector SPDR Fund(a)	23,141	5,380,745
Total Exchange Traded Funds (Cost $21,968,244)		25,927,144

MONEY MARKET FUNDS — 13.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.43%(b)(c)	2,728,082	2,728,082
Fidelity Investments Money Market Government Portfolio — Class I, 4.13%(b)	896,466	896,466
Total Money Market Funds (Cost $3,624,548)		3,624,548

Total Investments — 110.4% (Cost $25,592,792)		29,551,692
Liabilities in Excess of Other Assets — (10.4%)		(2,786,280)
Net Assets — 100.0%		$26,765,412

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,659,832; the aggregate market value of the collateral held by the fund is $2,728,082.
(b)	Rate shown reflects the 7-day yield as of December 31, 2024.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES Q DYNAMIC GROWTH ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,927,144	$—	$—	$25,927,144
Money Market Funds	3,624,548	—	—	3,624,548
Total	$29,551,692	$—	$—	$29,551,692

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Equity Fund	96.9%
Money Market Funds	13.5
Total Investments	110.4
Liabilities in Excess of Other Assets	(10.4)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUNDS — 144.9%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 4.37%(a)(b)	60,346,711	$60,346,711
Fidelity Institutional Money Market Government Portfolio — Class III, 4.09%(a)	8,214,560	8,214,560
Total Money Market Funds (Cost $68,561,271)		68,561,271
Total Investments Before Securities Sold, Not Yet Purchased (Cost $68,561,271)		68,561,271

Securities Sold, Not Yet Purchased — (98.7)%(c)

COMMON STOCKS — (98.7)%

Agriculture — (1.4)%
Darling Ingredients, Inc.(d)	(20,000)	(673,800)

Apparel — (1.6)%
Carter’s, Inc.	(14,000)	(758,660)

Auto Manufacturers — (1.6)%
Ford Motor Co.	(75,000)	(742,500)

Auto Parts & Equipment — (2.9)%
Dana, Inc.	(60,000)	(693,600)
Visteon Corp.(d)	(7,500)	(665,400)
Total Auto Parts & Equipment		(1,359,000)

Banks — (4.7)%
Bank OZK	(17,500)	(779,275)
Comerica, Inc.	(12,500)	(773,125)
Lloyds Banking Group PLC (United Kingdom)(e)	(250,000)	(680,000)
Total Banks		(2,232,400)

Chemicals — (4.8)%
Albemarle Corp.	(6,500)	(559,520)
Huntsman Corp.	(40,000)	(721,200)
Methanex Corp. (Canada)	(20,000)	(998,800)
Total Chemicals		(2,279,520)

Computers — (6.5)%
EPAM Systems, Inc.(d)	(2,500)	(584,550)
NCR Voyix Corp.(d)	(40,000)	(553,601)
Super Micro Computer, Inc.(d)	(20,000)	(609,600)
Tenable Holdings, Inc.(d)	(15,000)	(590,700)
Zscaler, Inc.(d)	(4,000)	(721,640)
Total Computers		(3,060,091)
Investments	Shares	Value
COMMON STOCKS (continued)

Cosmetics/Personal Care — (1.6)%
elf Beauty, Inc.(d)	(6,000)	$(753,300)

Distribution/Wholesale — (1.6)%
LKQ Corp.	(20,000)	(735,000)

Diversified Financial Services — (2.9)%
Credit Acceptance Corp.(d)	(1,700)	(798,082)
Western Union Co. (The)	(55,000)	(583,000)
Total Diversified Financial Services		(1,381,082)

Electrical Components & Equipment — (1.7)%
Universal Display Corp.	(5,500)	(804,100)

Electronics — (1.5)%
TD SYNNEX Corp.	(6,000)	(703,680)

Entertainment — (1.4)%
DraftKings, Inc., Class A(d)	(17,500)	(651,000)

Food — (1.3)%
General Mills, Inc.	(10,000)	(637,700)

Healthcare — Services — (3.5)%
Centene Corp.(d)	(11,000)	(666,380)
Humana, Inc.	(4,000)	(1,014,840)
Total Healthcare — Services		(1,681,220)

Home Builders — (4.5)%
Forestar Group, Inc.(d)	(25,000)	(648,000)
LGI Homes, Inc.(d)	(9,000)	(804,600)
Winnebago Industries, Inc.	(14,000)	(668,920)
Total Home Builders		(2,121,520)

Household Products/Wares — (1.6)%
Helen of Troy Ltd.(d)	(12,500)	(747,875)

Leisure Time — (1.3)%
Harley-Davidson, Inc.	(20,000)	(602,600)

Lodging — (1.5)%
MGM Resorts International(d)	(20,000)	(693,000)

Machinery — Diversified — (1.4)%
AGCO Corp.	(7,000)	(654,360)

Oil & Gas — (1.3)%
Vital Energy, Inc.(d)	(20,000)	(618,400)

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

REITS — (7.1)%
First Industrial Realty Trust, Inc.	(12,000)	$(601,560)
Invitation Homes, Inc.	(20,000)	(639,400)
NETSTREIT Corp.	(60,000)	(849,000)
Rexford Industrial Realty, Inc.	(16,000)	(618,560)
WP Carey, Inc.	(12,000)	(653,760)
Total REITS		(3,362,280)

Retail — (8.5)%
Cracker Barrel Old Country Store, Inc.	(15,000)	(792,900)
FirstCash Holdings, Inc.	(7,000)	(725,200)
ODP Corp. (The)(d)	(40,000)	(909,600)
Restaurant Brands International, Inc. (Canada)	(11,030)	(718,936)
Ulta Beauty, Inc.(d)	(2,000)	(869,860)
Total Retail		(4,016,496)

Semiconductors — (16.1)%
Allegro MicroSystems, Inc. (Japan)(d)	(40,000)	(874,400)
Amkor Technology, Inc.	(30,000)	(770,700)
Cirrus Logic, Inc.(d)	(6,000)	(597,480)
IPG Photonics Corp.(d)	(12,000)	(872,640)
Lam Research Corp.	(10,000)	(722,300)
Microchip Technology, Inc.	(10,000)	(573,500)
Onto Innovation, Inc.(d)	(4,500)	(750,015)
Synaptics, Inc.(d)	(25,000)	(1,908,000)
Ultra Clean Holdings, Inc.(d)	(16,000)	(575,200)
Total Semiconductors		(7,644,235)

Software — (13.4)%
Braze, Inc., Class A(d)	(30,000)	(1,256,400)
Informatica, Inc., Class A(d)	(30,000)	(777,900)
Jack Henry & Associates, Inc.	(4,000)	(701,200)
nCino, Inc.(d)	(17,000)	(570,860)
Open Text Corp. (Canada)	(25,000)	(708,000)
Phreesia, Inc.(d)	(30,000)	(754,800)
SEMrush Holdings, Inc., Class A(d)	(50,000)	(594,000)
Workiva, Inc.(d)	(9,000)	(985,500)
Total Software		(6,348,660)

Telecommunications — (1.7)%
Harmonic, Inc.(d)	(60,000)	(793,800)
Investments	Shares	Value
COMMON STOCKS (continued)

Transportation — (1.3)%
Marten Transport Ltd.	(40,000)	$(624,400)

Total Common Stocks (Cost $(46,744,803))		(46,680,679)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(46,744,803)]		(46,680,679)

Total Investments — 46.2% (Cost $21,816,468)		21,880,592
Other Assets in Excess of Liabilities — 53.8%		25,443,777
Net Assets — 100.0%		$47,324,369

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	Rate shown reflects the 7-day yield as of December 31, 2024.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of December 31, 2024 cash in the amount of $23,233,268 has been segregated as collateral from the broker for securities sold short.
(d)	Non-income producing security.
(e)	American Depositary Receipt.

See accompanying Notes to Financial Statements.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$68,561,271	$—	$—	$68,561,271

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(46,680,679)	$—	$—	$(46,680,679)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	(1.4)%
Apparel	(1.6)
Auto Manufacturers	(1.6)
Auto Parts & Equipment	(2.9)
Banks	(4.7)
Chemicals	(4.8)
Computers	(6.5)
Cosmetics/Personal Care	(1.6)
Distribution/Wholesale	(1.6)
Diversified Financial Services	(2.9)
Electrical Components & Equipment	(1.7)
Electronics	(1.5)
Entertainment	(1.4)
Food	(1.3)
Healthcare — Services	(3.5)
Home Builders	(4.5)
Household Products/Wares	(1.6)
Leisure Time	(1.3)
Lodging	(1.5)
Machinery — Diversified	(1.4)
Oil & Gas	(1.3)
REITS	(7.1)
Retail	(8.5)
Semiconductors	(16.1)
Software	(13.4)
Telecommunications	(1.7)
Transportation	(1.3)
Money Market Funds	144.9
Total Investments	46.2
Other Assets in Excess of Liabilities	53.8
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.9%

Food — 18.5%
Nathan’s Famous, Inc.	1,900	$149,359
Performance Food Group Co.(a)	1,879	158,870
Sysco Corp.	1,883	143,974
US Foods Holding Corp.(a)	2,509	169,257
Total Food		621,460

Food Service — 4.7%
Aramark	4,195	156,515

Retail — 75.7%
Brinker International, Inc.(a)	2,131	281,910
Casey’s General Stores, Inc.	382	151,360
Cava Group, Inc.(a)	1,177	132,766
Cheesecake Factory, Inc. (The)(b)	3,335	158,212
Chipotle Mexican Grill, Inc.(a)	1,432	86,350
Darden Restaurants, Inc.	993	185,383
Dine Brands Global, Inc.	5,074	152,727
Domino’s Pizza, Inc.	348	146,077
Dutch Bros, Inc., Class A(a)	4,652	243,672
El Pollo Loco Holdings, Inc.(a)	13,939	160,856
McDonald’s Corp.	172	49,861
Restaurant Brands International, Inc. (Canada)	585	38,130
Shake Shack, Inc., Class A(a)	397	51,531
Sweetgreen, Inc., Class A(a)(b)	3,882	124,457
Texas Roadhouse, Inc.	1,135	204,788
Wingstop, Inc.	455	129,311
Yum China Holdings, Inc. (China)	3,861	185,984
Yum! Brands, Inc.	424	56,884
Total Retail		2,540,259

Total Common Stocks (Cost $2,503,183)		3,318,234
Investments	Shares	Value
MONEY MARKET FUNDS — 6.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.34%(c)	61,359	$61,359
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.43%(c)(d)	158,498	158,498
Total Money Market Funds (Cost $219,857)		219,857

Total Investments — 105.5% (Cost $2,723,040)		3,538,091
Liabilities in Excess of Other Assets — (5.5%)		(183,758)
Net Assets — 100.0%		$3,354,333

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $271,893; the aggregate market value of the collateral held by the fund is $276,374. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $117,876.
(c)	Rate shown reflects the 7-day yield as of December 31, 2024.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES RESTAURANT ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$3,318,234	$—	$—	$3,318,234
Money Market Funds	219,857	—	—	219,857
Total	$3,538,091	$—	$—	$3,538,091

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Food	18.5%
Food Service	4.7
Retail	75.7
Money Market Funds	6.6
Total Investments	105.5
Liabilities in Excess of Other Assets	(5.5)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUNDS — 96.6%

Debt Fund — 30.9%
iShares Core Total USD Bond Market ETF(a)(b)	319,784	$14,454,237
iShares MBS ETF(a)	38,140	3,496,675
iShares U.S. Treasury Bond ETF	97,272	2,235,310
Total Debt Fund		20,186,222

Equity Fund — 65.7%
iShares MSCI EAFE ETF	96,872	7,324,492
iShares MSCI Emerging Markets ETF	37,267	1,558,506
iShares Russell Mid-Cap Growth ETF(a)	30,545	3,871,579
iShares U.S. Equity Factor Rotation Active ETF(a)	56,789	2,910,436
SPDR S&P 500 ETF Trust(b)	46,489	27,246,273
Total Equity Fund		42,911,286

Total Exchange Traded Funds (Cost $54,382,524)		63,097,508

MONEY MARKET FUNDS — 14.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 4.36%(c)	2,212,704	2,212,704
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.43%(c)(d)	7,508,666	7,508,666
Total Money Market Funds (Cost $9,721,370)		9,721,370
	Notional Amount	Contracts	Value
PURCHASED PUT OPTION — 0.0%**
SPDR S&P 500 ETF Trust, expiring 03/21/25, Strike Price $470.00 (Cost $26,825)	$6,345,000	135	$17,348
Total Investments Before Written Options — 111.5% (Cost $64,130,719)			72,836,226

WRITTEN CALL OPTION — (0.0)%**
SPDR S&P 500 ETF Trust, expiring 01/17/25, Strike Price $616.00 [Premium Received $(26,589)]	$(17,186,400)	(279)	(3,767)

Total Investments — 111.5% (Cost $64,104,130)			72,832,459
Liabilities in Excess of Other Assets — (11.5%)			(7,539,889)
Net Assets — 100.0%			$65,292,570

**	Less than 0.05%.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $7,333,134; the aggregate market value of the collateral held by the fund is $7,508,666.
(b)	All or a portion of this security has been pledged as collateral for option contracts. The aggregate market value of the collateral was $2,224,116 as of December 31, 2024.
(c)	Rate shown reflects the 7-day yield as of December 31, 2024.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

See accompanying Notes to Financial Statements.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$63,097,509	$—	$—	$63,097,509
Money Market Funds	9,721,370	—	—	9,721,370
Purchased Put Option	17,348	—	—	17,348
Total	$72,836,227	$—	$—	$72,836,227

Liabilities	Level 1	Level 2	Level 3	Total
Written Call Option	$(3,767)	$—	$—	$(3,767)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Debt Fund	30.9%
Equity Fund	65.7
Purchased Put Option	0.0 **
Written Call Option	(0.0)**
Money Market Funds	14.9
Total Investments	111.5
Liabilities in Excess of Other Assets	(11.5)
Net Assets	100.0%

**	Less than 0.05%.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments

December 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 94.4%

Agriculture — 15.8%
British American Tobacco PLC (United Kingdom)(a)	8,318	$302,110
Imperial Brands PLC (United Kingdom)(a)	6,000	192,300
Philip Morris International, Inc.	2,400	288,840
Turning Point Brands, Inc.	5,669	340,707
Total Agriculture		1,123,957

Beverages — 8.1%
Boston Beer Co., Inc. (The), Class A(b)	854	256,183
Molson Coors Beverage Co., Class B	5,578	319,731
Total Beverages		575,914

Entertainment — 16.2%
Accel Entertainment, Inc.(b)	32,070	342,508
Flutter Entertainment PLC (United Kingdom)(b)	1,300	335,985
Light & Wonder, Inc.(b)	1,577	136,221
Monarch Casino & Resort, Inc.	4,220	332,958
Total Entertainment		1,147,672

Internet — 9.1%
Bilibili, Inc. (China)(a)(b)(c)	14,348	259,842
Gambling.com Group Ltd. (Malta)(b)	27,500	387,200
Total Internet		647,042

Lodging — 4.8%
Boyd Gaming Corp.	4,678	339,342

REITS — 7.9%
Gaming and Leisure Properties, Inc.	5,443	262,135
VICI Properties, Inc.	10,150	296,481
Total REITS		558,616

Retail — 13.9%
El Pollo Loco Holdings, Inc.(b)	29,414	339,438
Texas Roadhouse, Inc.	1,924	347,147
Wingstop, Inc.	1,047	297,557
Total Retail		984,142

Semiconductors — 5.4%
NVIDIA Corp.	2,876	386,218
Investments	Shares	Value
COMMON STOCKS (continued)

Software — 13.2%
Electronic Arts, Inc.	1,538	$225,010
HUYA, Inc. (China)(a)	124,500	382,215
NetEase, Inc. (China)(a)	3,700	330,077
Total Software		937,302

Total Common Stocks (Cost $5,976,541)		6,700,205

MONEY MARKET FUND — 5.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.34%(d) (Cost $402,012)	402,012	402,012

Total Investments — 100.1% (Cost $6,378,553)		7,102,217
Liabilities in Excess of Other Assets — (0.1%)		(8,709)
Net Assets — 100.0%		$7,093,508

PLC — Public Limited Company

REITS — Real Estate Investment Trusts

(a)	American Depositary Receipt.
(b)	Non-income producing security.
(c)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $254,011; the aggregate market value of the collateral held by the fund is $263,558. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $263,558.
(d)	Rate shown reflects the 7-day yield as of December 31, 2024.

See accompanying Notes to Financial Statements.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$6,700,205	$—	$—	$6,700,205
Money Market Fund	402,012	—	—	402,012
Total	$7,102,217	$—	$—	$7,102,217

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Agriculture	15.8%
Beverages	8.1
Entertainment	16.2
Internet	9.1
Lodging	4.8
REITS	7.9
Retail	13.9
Semiconductors	5.4
Software	13.2
Money Market Fund	5.7
Total Investments	100.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Short ETF
ASSETS
Investments, at Cost	$19,177,760	$81,024,361	$140,833,325	$28,652,739
Total Cost of Investments	19,177,760	81,024,361	140,833,325	28,652,739
Investments, at Market Value (including securities on loan) (Note 2)(a)	26,408,762	85,444,532	148,299,731	28,652,739
Total Market Value of Investments	26,408,762	85,444,532	148,299,731	28,652,739
Cash	3,042	1,345	—	—
Dividends and Interest Receivable	14,619	2,129	229,707	140,649
Receivable from Securities Sold	2,017,049	—	2,399,531	—
Reclaim Receivable	23,247	—	—	—
Prepaid Expenses	130,497	2,613	3,985	4,967
Total Assets	28,597,216	85,450,619	150,932,954	28,798,355
LIABILITIES
Cash collateral for securities on loan(b)	2,811,088	2,710,910	34,734,921	—
Advisory Fees Payable	144,284	54,399	72,757	7,216
Accounting & Administration Fees Payable	17,307	15,965	14,633	17,816
Audit & Tax Fees Payable	9,782	9,551	9,551	9,573
Trustee Fees Payable	2,196	2,454	2,312	2,275
Securities Sold, Not Yet Purchased(c)	—	—	—	13,282,294
Capital Shares Payable	2,075,313	—	2,408,202	—
Custody Fees Payable	3,139	5,511	5,420	3,236
Legal Fees Payable	1,275	2,442	355	2,292
Exchange Listing Fees Payable	2,059	2,041	2,041	2,093
Reports to Shareholders Fees Payable	4,632	4,483	4,099	4,336
CCO Fees Payable	1,147	3,171	3,141	1,223
Due to Broker	—	—	—	1,961,002
Dividend Payable on Securities Sold, Not Yet Purchased	—	—	—	86,319
Accrued Expenses	3,962	3,375	4,054	949
Total Liabilities	5,076,184	2,814,302	37,261,486	15,380,624
NET ASSETS	$23,521,032	$82,636,317	$113,671,468	$13,417,731
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$69,021,800	$100,013,967	$87,439,432	$104,196,934
Total Distributable Earnings/Accumulated (Loss)	(45,500,768)	(17,377,650)	26,232,036	(90,779,203)
NET ASSETS	$23,521,032	$82,636,317	$113,671,468	$13,417,731
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	340,000	2,055,000	2,360,000	1,915,000
Net Asset Value (NAV) Per Share	$69.18	$40.21	$48.17	$7.01

(a) Market value of securities on loan	$6,019,703	$2,651,103	$33,714,717	$—
(b) Non-cash collateral for securities on loan	$3,377,853	$—	$—	$—
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$—	$—	$15,935,904

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares Insider Advantage ETF
ASSETS
Investments, at Cost	$154,172,041	$17,462,498	$3,333,266	$45,670,176
Total Cost of Investments	154,172,041	17,462,498	3,333,266	45,670,176
Investments, at Market Value (including securities on loan) (Note 2)(a)	175,611,553	23,457,695	4,093,084	47,060,189
Total Market Value of Investments	175,611,553	23,457,695	4,093,084	47,060,189
Cash	—	—	—	128,016
Dividends and Interest Receivable	75,477	9,850	7,792	43,938
Reclaim Receivable	—	2,131	—	4,822
Due from Investment Advisor	—	—	5,980	—
Prepaid Expenses	18,801	811	22	696
Total Assets	175,705,831	23,470,487	4,106,878	47,237,661
LIABILITIES
Cash collateral for securities on loan(b)	—	—	111,196	—
Advisory Fees Payable	85,419	4,707	—	25,015
Accounting & Administration Fees Payable	14,601	17,727	18,148	17,421
Audit & Tax Fees Payable	9,896	9,551	9,550	10,036
Trustee Fees Payable	1,694	2,078	2,051	2,547
Custody Fees Payable	6,379	1,783	675	3,565
Legal Fees Payable	—	4,251	199	846
Exchange Listing Fees Payable	4,313	4,282	4,277	4,140
Reports to Shareholders Fees Payable	—	2,693	455	3,231
CCO Fees Payable	1,330	606	173	1,633
Accrued Expenses	3,398	3,108	454	2,747
Total Liabilities	127,030	50,786	147,178	71,181
NET ASSETS	$175,578,801	$23,419,701	$3,959,700	$47,166,480
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$154,766,413	$27,880,958	$4,420,631	$61,999,158
Total Distributable Earnings/Accumulated (Loss)	20,812,388	(4,461,257)	(460,931)	(14,832,678)
NET ASSETS	$175,578,801	$23,419,701	$3,959,700	$47,166,480
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	2,710,000	1,075,000	120,000	405,000
Net Asset Value (NAV) Per Share	$64.79	$21.79	$33.00	$116.46

(a) Market value of securities on loan	$—	$—	$108,056	$3,965,898
(b) Non-cash collateral for securities on loan	$—	$—	$—	$4,078,550

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	AdvisorShares MSOS Daily Leveraged ETF(1)	AdvisorShares Psychedelics ETF	AdvisorShares Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF
ASSETS
Investments, at Cost	$917,896	$8,481,117	$67,488,992	$142,514,603
Investments in Affiliates, at Cost (Note 8)	—	1,992,796	36,817,837	45,856,351
Total Cost of Investments	917,896	10,473,913	104,306,829	188,370,954
Investments, at Market Value (including securities on loan) (Note 2)(a)	917,896	6,273,496	20,842,591	89,147,691
Investments in Affiliates, at Market Value (Note 8)	—	503,996	11,090,867	16,808,821
Total Market Value of Investments	917,896	6,777,492	31,933,458	105,956,512
Cash	—	—	—	257
Cash collateral held at brokers	27,605,484	—	—	476,158,223
Dividends and Interest Receivable	98,225	4,180	92,832	1,867,047
Receivable from Securities Sold	—	37,345	—	—
Due from Investment Advisor	—	—	7,998	—
Prepaid Expenses	16,636	8,818	1,267	131,762
Total Assets	28,638,241	6,827,835	32,035,555	584,113,801
LIABILITIES
Unrealized Depreciation on OTC Swap Contracts	152,621	—	—	13,022,340
Cash collateral for securities on loan(b)	—	470,360	633,852	245,700
Advisory Fees Payable	4,284	—	—	276,263
Accounting & Administration Fees Payable	17,203	23,552	19,312	3,965
Audit & Tax Fees Payable	9,393	9,551	9,315	9,289
Trustee Fees Payable	1,771	2,066	2,252	1,972
Custody Fees Payable	1,641	825	44	16,618
Legal Fees Payable	6,214	331	1,509	—
Exchange Listing Fees Payable	1,795	1,791	3,261	3,117
Reports to Shareholders Fees Payable	—	4,264	36,598	95,855
CCO Fees Payable	588	281	1,605	16,318
Due to Broker	8,005,330	—	—	74,657,443
Accrued Expenses	702	115	—	12,124
Total Liabilities	8,201,542	513,136	707,748	88,361,004
NET ASSETS	$20,436,699	$6,314,699	$31,327,807	$495,752,797
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$136,502,790	$20,584,240	$309,472,577	$2,480,313,040
Total Distributable Earnings/Accumulated (Loss)	(116,066,091)	(14,269,541)	(278,144,770)	(1,984,560,243)
NET ASSETS	$20,436,699	$6,314,699	$31,327,807	$495,752,797
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	2,228,475	569,976	12,915,000	130,575,000
Net Asset Value (NAV) Per Share	$9.17	$11.08	$2.43	$3.80

(a) Market value of securities on loan	$—	$417,502	$732,711	$219,024
(b) Non-cash collateral for securities on loan	$—	$—	$140,742	$—

(1)	Formerly known as AdvisorShares MSOS 2x Daily ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Restaurant ETF	AdvisorShares STAR Global Buy-Write ETF
ASSETS
Investments, at Cost	$25,592,792	$68,561,271	$2,723,040	$64,130,719
Total Cost of Investments	25,592,792	68,561,271	2,723,040	64,130,719
Investments, at Market Value (including securities on loan) (Note 2)(a)	29,551,692	68,561,271	3,538,091	72,836,226
Total Market Value of Investments	29,551,692	68,561,271	3,538,091	72,836,226
Cash collateral held at brokers	—	23,233,268	—	—
Dividends and Interest Receivable	3,022	229,680	3,356	104,299
Receivable from Securities Sold	—	2,160,213	—	—
Reclaim Receivable	—	—	34	—
Due from Investment Advisor	—	—	6,435	—
Prepaid Expenses	538	928	48	2,565
Total Assets	29,555,252	94,185,360	3,547,964	72,943,090
LIABILITIES
Cash collateral for securities on loan(b)	2,728,082	—	158,498	7,508,666
Advisory Fees Payable	23,097	61,521	—	48,242
Accounting & Administration Fees Payable	16,561	13,813	18,190	17,187
Audit & Tax Fees Payable	9,394	9,828	9,550	10,303
Trustee Fees Payable	2,145	2,992	2,034	2,204
Securities Sold, Not Yet Purchased(c)	—	46,680,679	—	—
Options Written, at value(d)	—	—	—	3,767
Custody Fees Payable	2,645	6,578	197	3,048
Legal Fees Payable	2,031	9,042	32	9,284
Exchange Listing Fees Payable	4,291	4,291	4,277	4,291
Reports to Shareholders Fees Payable	282	21,069	350	5,228
CCO Fees Payable	830	5,331	97	1,940
Due to Broker	—	—	—	35,155
Dividend Payable on Securities Sold, Not Yet Purchased	—	42,886	—	—
Accrued Expenses	482	2,961	406	1,205
Total Liabilities	2,789,840	46,860,991	193,631	7,650,520
NET ASSETS	$26,765,412	$47,324,369	$3,354,333	$65,292,570
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$26,767,046	$460,375,978	$3,509,424	$58,311,634
Total Distributable Earnings/Accumulated (Loss)	(1,634)	(413,051,609)	(155,091)	6,980,936
NET ASSETS	$26,765,412	$47,324,369	$3,354,333	$65,292,570
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	745,000	2,892,500	120,000	1,510,000
Net Asset Value (NAV) Per Share	$35.93	$16.36	$27.95	$43.24

(a) Market value of securities on loan	$2,659,832	$—	$271,893	$7,333,134
(b) Non-cash collateral for securities on loan	$—	$—	$117,876	$—
(c) Proceeds Received from Securities Sold, Not Yet Purchased	$—	$46,744,803	$—	$—
(d) Premiums received for options written	$—	$—	$—	$26,589

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Assets and Liabilities

December 31, 2024 (Unaudited)

AdvisorShares Vice ETF
ASSETS
Investments, at Cost	$6,378,553
Total Cost of Investments	6,378,553
Investments, at Market Value (including securities on loan) (Note 2)(a)	7,102,217
Total Market Value of Investments	7,102,217
Dividends and Interest Receivable	24,769
Reclaim Receivable	1,990
Due from Investment Advisor	3,488
Prepaid Expenses	83
Total Assets	7,132,547
LIABILITIES
Accounting & Administration Fees Payable	17,998
Audit & Tax Fees Payable	9,798
Trustee Fees Payable	2,083
Custody Fees Payable	639
Legal Fees Payable	415
Exchange Listing Fees Payable	4,291
Reports to Shareholders Fees Payable	3,150
CCO Fees Payable	370
Accrued Expenses	295
Total Liabilities	39,039
NET ASSETS	$7,093,508
COMPONENTS OF NET ASSETS
Capital Stock at Zero Par Value	$7,534,267
Total Distributable Earnings/Accumulated (Loss)	(440,759)
NET ASSETS	$7,093,508
SHARES ISSUED AND OUTSTANDING
Shares Outstanding (Unlimited Shares Authorized)	225,000
Net Asset Value (NAV) Per Share	$31.53

(a) Market value of securities on loan	$254,011
(b) Non-cash collateral for securities on loan	$263,558

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2024 (Unaudited)

	AdvisorShares Dorsey Wright ADR ETF	AdvisorShares Dorsey Wright FSM All Cap World ETF	AdvisorShares Dorsey Wright FSM US Core ETF	AdvisorShares Dorsey Wright Short ETF
INVESTMENT INCOME:
Dividend Income	$321,772	$495,776	$660,863	$643,074
Securities lending income (Net) (Note 2)	15,523	2,659	59,168	—
Foreign withholding tax	(20,920)	—	—	—
Total Investment Income	316,375	498,435	720,031	643,074

EXPENSES:
Advisory Fees	95,508	305,281	429,994	40,430
Accounting & Administration Fees	36,873	37,728	36,415	37,550
Audit & Tax Fees	10,077	9,732	9,732	9,725
Legal Fees	3,837	10,804	13,073	2,993
Exchange Listing Fees	2,003	2,009	2,009	1,992
Custody Fees	1,287	3,151	4,371	896
Report to Shareholders Fees	2,463	3,367	3,273	2,372
Trustee Fees	4,126	4,457	4,650	4,051
CCO Fees	1,178	3,455	4,378	767
Pricing Fees	—	3,314	3,314	—
Transfer Agent Fees	955	3,053	4,300	404
Insurance Fees	667	2,234	2,527	471
Registration Fees	—	—	—	1
Dividend Expense	—	—	—	300,268
Miscellaneous Fees	1,092	2,332	2,023	923
Total Expenses	160,066	390,917	520,059	402,843
Advisory Fees Waived/Recoupment	(20,017)	3,185	—	(35,225)
Net Expenses	140,049	394,102	520,059	367,618
Net Investment Income (Loss)	176,326	104,333	199,972	275,456

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	1,494,533	5,220,705	1,248,270	—
In-Kind Redemptions	1,482,658	43,753	20,457,882	—
Short Sales	—	—	—	250,809
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(240,058)	(3,111,517)	(17,788,911)	—
Short Sales	—	—	—	(514,608)
Net Realized and Unrealized Gain (Loss)	2,737,133	2,152,941	3,917,241	(263,799)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,913,459	$2,257,274	$4,117,213	$11,657

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2024 (Unaudited)

	AdvisorShares Focused Equity ETF	AdvisorShares Gerber Kawasaki ETF	AdvisorShares Hotel ETF	AdvisorShares Insider Advantage ETF
INVESTMENT INCOME:
Dividend Income	$1,122,004	$88,539	$36,286	$377,128
Securities lending income (Net) (Note 2)	1,384	57	358	1,753
Foreign withholding tax	—	(1,160)	—	(935)
Total Investment Income	1,123,388	87,436	36,644	377,946

EXPENSES:
Advisory Fees	571,285	85,651	10,935	169,170
Accounting & Administration Fees	38,284	36,658	36,439	37,072
Audit & Tax Fees	9,892	9,732	9,732	9,997
Legal Fees	14,047	2,375	548	6,139
Exchange Listing Fees	4,276	4,269	4,269	4,331
Custody Fees	6,699	2,018	534	4,089
Report to Shareholders Fees	6,851	2,466	838	2,338
Trustee Fees	4,853	4,097	3,986	4,166
CCO Fees	5,036	863	168	2,007
Transfer Agent Fees	6,522	857	137	1,813
Insurance Fees	2,540	474	97	1,092
Registration Fees	2,970	51	—	—
Miscellaneous Fees	1,332	538	241	1,748
Total Expenses	674,587	150,049	67,924	243,962
Advisory Fees Waived/Recoupment	(103,302)	(64,406)	(10,935)	(26,467)
Expense Reimbursement	—	—	(38,957)	—
Net Expenses	571,285	85,643	18,032	217,495
Net Investment Income (Loss)	552,103	1,793	18,612	160,451

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	(1,422,277)	(2,043)	61,244	3,772,392
Investments in Affiliates	—	(197,206)	—	—
In-Kind Redemptions	1,793,499	—	—	175,663
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	5,575,178	417,306	508,072	(2,018,730)
Investments in Affiliates	—	53,478	—	—
Net Realized and Unrealized Gain (Loss)	5,946,400	271,535	569,316	1,929,325
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,498,503	$273,328	$587,928	$2,089,776

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2024 (Unaudited)

	AdvisorShares MSOS Daily Leveraged ETF(1)	AdvisorShares Psychedelics ETF	AdvisorShares Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF
INVESTMENT INCOME:
Dividend Income	$1,155,248	$12,851	$548,077	$16,589,537
Securities lending income (Net) (Note 2)	—	94,359	85,960	1,133
Total Investment Income	1,155,248	107,210	634,037	16,590,670

EXPENSES:
Advisory Fees	208,320	17,247	120,568	2,371,363
Accounting & Administration Fees	36,191	37,097	37,366	161,524
Audit & Tax Fees	9,781	9,732	9,964	9,972
Legal Fees	13,878	2,108	6,474	89,475
Exchange Listing Fees	4,282	4,283	4,386	4,654
Custody Fees	2,058	848	1,926	29,983
Report to Shareholders Fees	3,693	4,851	36,202	72,528
Trustee Fees	4,449	4,004	4,251	9,586
CCO Fees	2,014	285	1,873	31,937
Transfer Agent Fees	1,838	216	1,507	29,645
Insurance Fees	580	173	1,069	12,496
Registration Fees	3,884	127	—	21,172
Miscellaneous Fees	629	300	1,363	10,852
Total Expenses	291,597	81,271	226,949	2,855,187
Advisory Fees Waived/Recoupment	(58,822)	(17,247)	(120,568)	68,957
Expense Reimbursement	—	(35,598)	(7,616)	—
Net Expenses	232,775	28,426	98,765	2,924,144
Net Investment Income (Loss)	922,473	78,784	535,272	13,666,526

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	—	(576,864)	(16,154,414)	(1)
Investments in Affiliates	—	(653,308)	(227,922)	—
In-Kind Redemptions	—	1,751,547	—	(83,025)
In-Kind Redemptions in Affiliates	—	(103,951)	—	(43,580)
Swaps	(67,082,170)	—	—	(418,966,150)
Foreign Currency Transactions	—	—	(4,224)	2
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	1,992,496	13,597,061	(25,335,923)
Investments in Affiliates	—	(929,426)	(9,549,235)	(17,879,625)
Swaps	246,892	—	—	(9,268,289)
Foreign Currency Translations	—	—	—	(1)
Net Realized and Unrealized Gain (Loss)	(66,835,278)	1,480,494	(12,338,734)	(471,576,592)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(65,912,805)	$1,559,278	$(11,803,462)	$(457,910,066)

(1)	Formerly known as AdvisorShares MSOS 2x Daily ETF.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2024 (Unaudited)

	AdvisorShares Q Dynamic Growth ETF	AdvisorShares Ranger Equity Bear ETF	AdvisorShares Restaurant ETF	AdvisorShares STAR Global Buy-Write ETF
INVESTMENT INCOME:
Dividend Income	$127,603	$1,977,249	$20,817	$828,981
Interest Income	—	612,496	—	—
Securities lending income (Net) (Note 2)	1,890	—	66	10,279
Foreign withholding tax	—	(1,002)	(187)	—
Total Investment Income	129,493	2,588,743	20,696	839,260

EXPENSES:
Advisory Fees	117,099	479,822	9,305	272,697
Accounting & Administration Fees	35,599	37,818	36,412	38,477
Audit & Tax Fees	9,876	10,188	9,733	10,555
Legal Fees	3,505	13,681	369	14,730
Exchange Listing Fees	4,283	4,283	4,269	4,283
Custody Fees	1,270	2,803	395	2,551
Report to Shareholders Fees	2,216	8,894	851	4,344
Trustee Fees	4,106	4,434	3,979	4,351
CCO Fees	1,056	3,897	123	2,512
Pricing Fees	—	2,926	—	—
Transfer Agent Fees	976	2,399	116	2,406
Insurance Fees	672	2,804	64	1,439
Registration Fees	—	—	4	77
Dividend Expense	—	472,366	—	—
Miscellaneous Fees	860	5,410	193	1,058
Total Expenses	181,518	1,051,725	65,813	359,480
Advisory Fees Waived/Recoupment	7,142	—	(9,305)	—
Expense Reimbursement	—	—	(41,163)	—
Net Expenses	188,660	1,051,725	15,345	359,480
Net Investment Income (Loss)	(59,167)	1,537,018	5,351	479,780

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	437,673	—	88,755	247,018
In-Kind Redemptions in Affiliates	240,630	—	145,056	662,169
Short Sales	—	(11,676,153)	—	—
Options Written	—	—	—	(94,106)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	865,046	—	139,208	1,300,896
Short Sales	—	(500,708)	—	—
Options Written	—	—	—	16,146
Net Realized and Unrealized Gain (Loss)	1,543,349	(12,176,861)	373,019	2,132,123
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,484,182	$(10,639,843)	$378,370	$2,611,903

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Operations

For the Six Months Ended December 31, 2024 (Unaudited)

AdvisorShares Vice ETF
INVESTMENT INCOME:
Dividend Income	$66,327
Securities lending income (Net) (Note 2)	210
Total Investment Income	66,537

EXPENSES:
Advisory Fees	22,036
Accounting & Administration Fees	36,524
Audit & Tax Fees	9,741
Legal Fees	1,122
Exchange Listing Fees	4,283
Custody Fees	629
Report to Shareholders Fees	2,143
Trustee Fees	4,010
CCO Fees	354
Transfer Agent Fees	276
Insurance Fees	221
Miscellaneous Fees	356
Total Expenses	81,695
Advisory Fees Waived/Recoupment	(22,036)
Expense Reimbursement	(23,314)
Net Expenses	36,345
Net Investment Income (Loss)	30,192

REALIZED AND UNREALIZED GAIN (LOSS) ON:
Net Realized Gain (Loss) on:
Investments	584,942
In-Kind Redemptions in Affiliates	130,463
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	27,751
Net Realized and Unrealized Gain (Loss)	743,156
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$773,348

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright ADR ETF		AdvisorShares Dorsey Wright FSM All Cap World ETF
	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$176,326	$322,711	$104,333	$(220,746)
Net Realized Gain (Loss)	2,977,191	1,135,372	5,264,458	13,358,190
Net Change in Unrealized Appreciation (Depreciation)	(240,058)	4,656,273	(3,111,517)	3,557,268
Net Increase (Decrease) In Net Assets Resulting From Operations	2,913,459	6,114,356	2,257,274	16,694,712
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(146,192)	(363,090)	—	(1,203,485)
Total Distributions	(146,192)	(363,090)	—	(1,203,485)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	—	1,174,618	85,207,894
Value of Shares Redeemed	(4,921,545)	(8,813,760)	(770,985)	(106,897,537)
Net Increase (Decrease) From Capital Stock Transactions	(4,921,545)	(8,813,760)	403,633	(21,689,643)
Net Increase (Decrease) in Net Assets	(2,154,278)	(3,062,494)	2,660,907	(6,198,416)
Net Assets:
Beginning of Year/Period	25,675,310	28,737,804	79,975,410	86,173,826
End of Year/Period	$23,521,032	$25,675,310	$82,636,317	$79,975,410
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	415,000	580,000	2,045,000	2,730,000
Shares Sold	—	—	30,000	2,420,000
Shares Repurchased	(75,000)	(165,000)	(20,000)	(3,105,000)
Shares Outstanding, End of Year/Period	340,000	415,000	2,055,000	2,045,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Dorsey Wright FSM US Core ETF		AdvisorShares Dorsey Wright Short ETF
	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$199,972	$(57,112)	$275,456	$1,068,651
Net Realized Gain (Loss)	21,706,152	5,130,479	250,809	1,293,912
Net Change in Unrealized Appreciation (Depreciation)	(17,788,911)	19,132,523	(514,608)	(3,477,524)
Net Increase (Decrease) In Net Assets Resulting From Operations	4,117,213	24,205,890	11,657	(1,114,961)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(209,381)	(278,455)	(744,087)	(1,498,804)
Total Distributions	(209,381)	(278,455)	(744,087)	(1,498,804)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	58,852,045	51,078,210	5,691,614	9,917,032
Value of Shares Redeemed	(61,028,639)	(52,612,912)	(2,530,574)	(20,406,738)
Net Increase (Decrease) From Capital Stock Transactions	(2,176,594)	(1,534,702)	3,161,040	(10,489,706)
Net Increase (Decrease) in Net Assets	1,731,238	22,392,733	2,428,610	(13,103,471)
Net Assets:
Beginning of Year/Period	111,940,230	89,547,497	10,989,121	24,092,592
End of Year/Period	$113,671,468	$111,940,230	$13,417,731	$10,989,121
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,390,000	2,435,000	1,465,000	2,745,000
Shares Sold	1,255,000	1,225,000	800,000	1,205,000
Shares Repurchased	(1,285,000)	(1,270,000)	(350,000)	(2,485,000)
Shares Outstanding, End of Year/Period	2,360,000	2,390,000	1,915,000	1,465,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Focused Equity ETF		AdvisorShares Gerber Kawasaki ETF
	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$552,103	$611,190	$1,793	$(931)
Net Realized Gain (Loss)	371,222	7,536,506	(199,249)	(1,660,180)
Net Change in Unrealized Appreciation (Depreciation)	5,575,178	6,106,342	470,784	5,403,464
Net Increase (Decrease) In Net Assets Resulting From Operations	6,498,503	14,254,038	273,328	3,742,353
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(1,047,338)	(207,722)	—	(24,169)
Total Distributions	(1,047,338)	(207,722)	—	(24,169)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	20,612,488	95,736,388	653,962	2,048,379
Value of Shares Redeemed	(4,679,830)	(25,589,445)	—	(851,988)
Net Increase (Decrease) From Capital Stock Transactions	15,932,658	70,146,943	653,962	1,196,391
Net Increase (Decrease) in Net Assets	21,383,823	84,193,259	927,290	4,914,575
Net Assets:
Beginning of Year/Period	154,194,978	70,001,719	22,492,411	17,577,836
End of Year/Period	$175,578,801	$154,194,978	$23,419,701	$22,492,411
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	2,480,000	1,305,000	1,045,000	980,000
Shares Sold	300,000	1,615,000	30,000	110,000
Shares Repurchased	(70,000)	(440,000)	—	(45,000)
Shares Outstanding, End of Year/Period	2,710,000	2,480,000	1,075,000	1,045,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Hotel ETF		AdvisorShares Insider Advantage ETF
	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$18,612	$19,159	$160,451	$372,065
Net Realized Gain (Loss)	61,244	508,924	3,948,055	8,250,852
Net Change in Unrealized Appreciation (Depreciation)	508,072	(59,063)	(2,018,730)	(787,308)
Net Increase (Decrease) In Net Assets Resulting From Operations	587,928	469,020	2,089,776	7,835,609
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	(65,051)	(318,213)	(498,714)
Total Distributions	—	(65,051)	(318,213)	(498,714)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	547,885	—	—
Value of Shares Redeemed	—	(1,766,097)	(1,723,455)	(2,599,354)
Net Increase (Decrease) From Capital Stock Transactions	—	(1,218,212)	(1,723,455)	(2,599,354)
Net Increase (Decrease) in Net Assets	587,928	(814,243)	48,108	4,737,541
Net Assets:
Beginning of Year/Period	3,371,772	4,186,015	47,118,372	42,380,831
End of Year/Period	$3,959,700	$3,371,772	$47,166,480	$47,118,372
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	120,000	165,000	420,000	445,000
Shares Sold	—	20,000	—	—
Shares Repurchased	—	(65,000)	(15,000)	(25,000)
Shares Outstanding, End of Year/Period	120,000	120,000	405,000	420,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares MSOS Daily Leveraged ETF(1)(2)		AdvisorShares Psychedelics ETF(3)
	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$922,473	$1,868,699	$78,784	$39,306
Net Realized Gain (Loss)	(67,082,170)	(40,897,424)	417,424	(2,993,053)
Net Change in Unrealized Appreciation (Depreciation)	246,892	(443,685)	1,063,070	(1,316,419)
Net Increase (Decrease) In Net Assets Resulting From Operations	(65,912,805)	(39,472,410)	1,559,278	(4,270,166)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	—	(93,988)	(14,044)
Total Distributions	—	—	(93,988)	(14,044)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	27,243,003	105,942,272	4,100,688	3,009,233
Value of Shares Redeemed	(159,051)	(14,236,522)	(4,869,819)	—
Net Increase (Decrease) From Capital Stock Transactions	27,083,952	91,705,750	(769,131)	3,009,233
Net Increase (Decrease) in Net Assets	(38,828,853)	52,233,340	696,159	(1,274,977)
Net Assets:
Beginning of Year/Period	59,265,552	7,032,212	5,618,540	6,893,517
End of Year/Period	$20,436,699	$59,265,552	$6,314,699	$5,618,540
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	1,056,750	109,000	580,000	374,500
Shares Sold	3,403,750	1,068,500	325,000	205,500
Shares Repurchased	(2,232,025)	(120,750)	(335,024)	—
Shares Outstanding, End of Year/Period	2,228,475	1,056,750	569,976	580,000

(1)	Formerly known as AdvisorShares MSOS 2x Daily ETF.
(2)	After the close of business on November 25, 2024, the Fund’s applicable class underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.
(3)	After the close of business on September 9, 2024, the Fund’s applicable class underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split. See Note 1 of the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Pure Cannabis ETF		AdvisorShares Pure US Cannabis ETF
	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$535,272	$820,098	$13,666,526	$24,531,259
Net Realized Gain (Loss)	(16,386,560)	(49,630,651)	(419,092,754)	31,882,851
Net Change in Unrealized Appreciation (Depreciation)	4,047,826	59,901,094	(52,483,838)	(10,913,690)
Net Increase (Decrease) In Net Assets Resulting From Operations	(11,803,462)	11,090,541	(457,910,066)	45,500,420
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(520,020)	(762,879)	—	—
Total Distributions	(520,020)	(762,879)	—	—
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	180,438	—	72,131,081	510,429,405
Value of Shares Redeemed	—	(878,793)	(7,134,470)	(10,648,720)
Net Increase (Decrease) From Capital Stock Transactions	180,438	(878,793)	64,996,611	499,780,685
Net Increase (Decrease) in Net Assets	(12,143,044)	9,448,869	(392,913,455)	545,281,105
Net Assets:
Beginning of Year/Period	43,470,851	34,021,982	888,666,252	343,385,147
End of Year/Period	$31,327,807	$43,470,851	$495,752,797	$888,666,252
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	12,840,000	13,160,000	121,495,000	62,665,000
Shares Sold	75,000	—	10,230,000	60,590,000
Shares Repurchased	—	(320,000)	(1,150,000)	(1,760,000)
Shares Outstanding, End of Year/Period	12,915,000	12,840,000	130,575,000	121,495,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Q Dynamic Growth ETF		AdvisorShares Ranger Equity Bear ETF
	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(59,167)	$57,452	$1,537,018	$4,959,566
Net Realized Gain (Loss)	678,303	1,302,795	(11,676,153)	(15,026,377)
Net Change in Unrealized Appreciation (Depreciation)	865,046	2,504,311	(500,708)	8,899,419
Net Increase (Decrease) In Net Assets Resulting From Operations	1,484,182	3,864,558	(10,639,843)	(1,167,392)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	—	—	(3,798,222)	(6,472,045)
Total Distributions	—	—	(3,798,222)	(6,472,045)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	1,247,284	13,355,986	25,980,051	59,913,831
Value of Shares Redeemed	(1,691,082)	(19,844,310)	(31,982,735)	(107,141,445)
Net Increase (Decrease) From Capital Stock Transactions	(443,798)	(6,488,324)	(6,002,684)	(47,227,614)
Net Increase (Decrease) in Net Assets	1,040,384	(2,623,766)	(20,440,749)	(54,867,051)
Net Assets:
Beginning of Year/Period	25,725,028	28,348,794	67,765,118	122,632,169
End of Year/Period	$26,765,412	$25,725,028	$47,324,369	$67,765,118
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	760,000	995,000	3,282,500	5,422,500
Shares Sold	35,000	450,000	1,375,000	2,765,000
Shares Repurchased	(50,000)	(685,000)	(1,765,000)	(4,905,000)
Shares Outstanding, End of Year/Period	745,000	760,000	2,892,500	3,282,500

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Restaurant ETF		AdvisorShares STAR Global Buy-Write ETF
	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$5,351	$7,719	$479,780	$650,310
Net Realized Gain (Loss)	233,811	30,627	815,081	(330,596)
Net Change in Unrealized Appreciation (Depreciation)	139,208	332,035	1,317,042	6,292,135
Net Increase (Decrease) In Net Assets Resulting From Operations	378,370	370,381	2,611,903	6,611,849
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(5,736)	(13,961)	(673,294)	(610,224)
Total Distributions	(5,736)	(13,961)	(673,294)	(610,224)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	398,234	564,513	3,945,976	4,762,387
Value of Shares Redeemed	(484,442)	(452,706)	(2,131,346)	(2,949,250)
Net Increase (Decrease) From Capital Stock Transactions	(86,208)	111,807	1,814,630	1,813,137
Net Increase (Decrease) in Net Assets	286,426	468,227	3,753,239	7,814,762
Net Assets:
Beginning of Year/Period	3,067,907	2,599,680	61,539,331	53,724,569
End of Year/Period	$3,354,333	$3,067,907	$65,292,570	$61,539,331
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	125,000	120,000	1,470,000	1,430,000
Shares Sold	15,000	25,000	90,000	120,000
Shares Repurchased	(20,000)	(20,000)	(50,000)	(80,000)
Shares Outstanding, End of Year/Period	120,000	125,000	1,510,000	1,470,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Statements of Changes in Net Assets

	AdvisorShares Vice ETF
	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$30,192	$120,344
Net Realized Gain (Loss)	715,405	7,929
Net Change in Unrealized Appreciation (Depreciation)	27,751	(151,148)
Net Increase (Decrease) In Net Assets Resulting From Operations	773,348	(22,875)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(102,755)	(132,733)
Total Distributions	(102,755)	(132,733)
CAPITAL STOCK TRANSACTIONS
Proceeds from Shares Issued	—	1,261,058
Value of Shares Redeemed	(615,966)	(3,848,476)
Net Increase (Decrease) From Capital Stock Transactions	(615,966)	(2,587,418)
Net Increase (Decrease) in Net Assets	54,627	(2,743,026)
Net Assets:
Beginning of Year/Period	7,038,881	9,781,907
End of Year/Period	$7,093,508	$7,038,881
Changes in Shares Outstanding
Shares Outstanding, Beginning of Year/Period	245,000	340,000
Shares Sold	—	45,000
Shares Repurchased	(20,000)	(140,000)
Shares Outstanding, End of Year/Period	225,000	245,000

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights

	Six months ended December 31, 2024	Years Ended June 30,
AdvisorShares Dorsey Wright ADR ETF	(Unaudited)	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$61.87	$49.55	$48.48	$66.54	$53.25	$49.75
Investment Operations
Net Investment Income (Loss)(1)	0.45	0.68	1.22	1.62	0.27	(0.03)
Net Realized and Unrealized Gain (Loss)	7.23	12.47	0.97	(18.48)	13.23	3.54
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	7.68	13.15	2.19	(16.86)	13.50	3.51
Distributions from Net Investment Income	(0.37)	(0.83)	(1.12)	(1.20)	(0.21)	(0.01)
Total Distributions	(0.37)	(0.83)	(1.12)	(1.20)	(0.21)	(0.01)
Net Asset Value, End of Year/Period	$69.18	$61.87	$49.55	$48.48	$66.54	$53.25
Market Value, End of Year/Period	$69.06	$61.79	$49.47	$48.47	$66.49	$52.97
Total Return
Total Investment Return Based on Net Asset Value(3)	12.48%	26.65%	4.69%	(25.51)%	25.39%	7.06%
Total Investment Return Based on Market(3)	12.43%	26.69%	4.55%	(25.45)%	25.95%	6.62%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$23,521	$25,675	$28,738	$41,938	$88,836	$75,879
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	1.10%	1.10%	1.10%	0.99%	1.10%	1.02%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.26%	1.24%	1.15%	1.00%	0.96%	0.97%
Net Investment Income (Loss)(4)	1.38%	1.22%	2.52%	2.59%	0.44%	(0.06)%
Portfolio Turnover Rate(5)	38%	45%	101%	79%	85%	48%

	Six months ended December 31, 2024	Years Ended June 30,				For the period December 26, 2019* to June 30,
AdvisorShares Dorsey Wright FSM All Cap World ETF	(Unaudited)	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$39.11	$31.57	$30.33	$36.63	$28.07	$25.12
Investment Operations
Net Investment Income (Loss)(1)	0.05	(0.10)	0.58	0.01	(0.12)	(0.02)
Net Realized and Unrealized Gain (Loss)	1.05	8.22	0.82	(5.76)	8.74	2.97
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	1.10	8.12	1.40	(5.75)	8.62	2.95
Distributions from Net Investment Income	—	(0.58)	(0.16)	—	—	—
Distributions from Realized Capital Gains	—	—	—	(0.55)	(0.06)	—
Total Distributions	—	(0.58)	(0.16)	(0.55)	(0.06)	—
Net Asset Value, End of Year/Period	$40.21	$39.11	$31.57	$30.33	$36.63	$28.07
Market Value, End of Year/Period	$40.19	$39.09	$31.60	$30.34	$36.67	$28.07
Total Return
Total Investment Return Based on Net Asset Value(3)	2.82%	25.97%	4.63%	(15.98)%	30.70%	11.76%
Total Investment Return Based on Market(3)	2.81%	25.81%	4.71%	(16.06)%	30.85%	11.74%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$82,636	$79,975	$86,174	$84,177	$155,673	$73,685
Ratio to Average Net Assets of:(6)
Expenses, after expense waivers and reimbursements or recapture(4)	0.97%	0.98%	0.98%	0.91%	0.88%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.96%	0.96%	0.96%	0.94%	0.86%	1.12%
Net Investment Income (Loss)(4)	0.26%	(0.29)%	1.87%	0.02%	(0.34)%	(0.17)%
Portfolio Turnover Rate(5)	167%	154%	151%	244%	209%	46%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2024	Years Ended June 30,				For the period December 26, 2019* to June 30,
AdvisorShares Dorsey Wright FSM US Core ETF	(Unaudited)	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$46.84	$36.78	$32.16	$37.09	$27.51	$25.14
Investment Operations
Net Investment Income (Loss)(1)	0.08	(0.02)	0.32	0.11	(0.07)	0.05
Net Realized and Unrealized Gain (Loss)	1.34	10.20	4.60	(4.90)	9.72	2.32
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	1.42	10.18	4.92	(4.79)	9.65	2.37
Distributions from Net Investment Income	(0.09)	(0.12)	(0.30)	—	(0.03)	—
Distributions from Realized Capital Gains	—	—	—	(0.14)	(0.04)	—
Total Distributions	(0.09)	(0.12)	(0.30)	(0.14)	(0.07)	—
Net Asset Value, End of Year/Period	$48.17	$46.84	$36.78	$32.16	$37.09	$27.51
Market Value, End of Year/Period	$48.16	$46.83	$36.76	$32.08	$37.16	$27.46
Total Return
Total Investment Return Based on Net Asset Value(3)	3.02%	27.72%	15.38%	(12.97)%	35.08%	9.43%
Total Investment Return Based on Market(3)	3.02%	27.77%	15.61%	(13.36)%	35.59%	9.23%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$113,671	$111,940	$89,547	$79,764	$93,649	$46,767
Ratio to Average Net Assets of:(4)
Expenses, after expense waivers and reimbursements or recapture(5)	0.91%	0.94%	0.98%	0.93%	0.92%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(5)	0.91%	0.92%	0.97%	0.95%	0.89%	1.15%
Net Investment Income (Loss)(5)	0.35%	(0.06)%	0.95%	0.28%	(0.22)%	0.37%
Portfolio Turnover Rate(6)	95%	99%	103%	50%	64%	53%

	Six months ended December 31, 2024		Years Ended June 30,
AdvisorShares Dorsey Wright Short ETF	(Unaudited)		2024		2023		2022		2021		2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$7.50		$8.78		$10.49		$8.59		$19.33		$24.90
Investment Operations
Net Investment Income (Loss)(1)	0.19		0.47		0.36		(0.21)		(0.46)		(0.65)
Net Realized and Unrealized Gain (Loss)	(0.25)		(1.03)		(2.07)		2.11		(10.28)		(4.89)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(0.06)		(0.56)		(1.71)		1.90		(10.74)		(5.54)
Distributions from Net Investment Income	(0.43)		(0.72)		—		—		—		(0.03)
Total Distributions	(0.43)		(0.72)		—		—		—		(0.03)
Net Asset Value, End of Year/Period	$7.01		$7.50		$8.78		$10.49		$8.59		$19.33
Market Value, End of Year/Period	$7.02		$7.49		$8.75		$10.45		$8.56		$19.36
Total Return
Total Investment Return Based on Net Asset Value(3)	(0.83)%		(5.70)%		(16.31)%		22.15%		(55.58)%		(22.26)%
Total Investment Return Based on Market(3)	(0.52)%		(5.60)%		(16.27)%		22.08%		(55.79)%		(22.24)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$13,418		$10,989		$24,093		$46,999		$25,164		$113,098
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	6.82	%(7)	3.77	%(7)	2.61	%(7)	2.71	%(7)	3.48	%(7)	3.56	%(7)
Expenses, prior to expense waivers and reimbursements or recapture(5)	7.47	%(7)	3.84	%(7)	2.56	%(7)	2.63	%(7)	3.55	%(7)	3.56	%(7)
Net Investment Income (Loss)(5)	5.11%		5.70%		3.77%		(2.35)%		(3.18)%		(2.58)%
Portfolio Turnover Rate(6)	111%		253%		263%		190%		243%		555%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(7)	The expense ratio includes interest and dividend expenses on short sales of 5.57%, 2.52%, 1.45%, 1.46%, 2.46% and 2.47% for the period ended December 31, 2024, June 30, 2024, June 30, 2023, June 30, 2022, June 30, 2021 and June 30, 2020, respectively.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2024	Years Ended June 30,
AdvisorShares Focused Equity ETF	(Unaudited)	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$62.18	$53.64	$42.25	$46.65	$35.67	$34.42
Investment Operations
Net Investment Income(1)	0.22	0.34	0.20	0.17	0.10	0.14
Net Realized and Unrealized Gain (Loss)	2.78	8.35	11.43	(4.49)	11.00	1.26
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	3.00	8.69	11.63	(4.32)	11.10	1.40
Distributions from Net Investment Income	(0.39)	(0.15)	(0.24)	(0.08)	(0.12)	(0.15)
Total Distributions	(0.39)	(0.15)	(0.24)	(0.08)	(0.12)	(0.15)
Net Asset Value, End of Year/Period	$64.79	$62.18	$53.64	$42.25	$46.65	$35.67
Market Value, End of Year/Period	$64.80	$62.17	$53.80	$42.21	$46.68	$34.88
Total Return
Total Investment Return Based on Net Asset Value(3)	4.81%	16.20%	27.59%	(9.28)%	31.15%	4.02%
Total Investment Return Based on Market(3)	4.85%	15.84%	28.10%	(9.44)%	34.20%	2.06%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$175,579	$154,195	$70,002	$28,098	$28,921	$19,616
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.66%	0.72%	0.84%	0.65%	0.66%	0.77%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.78%	0.92%	1.20%	1.09%	1.19%	1.43%
Net Investment Income(4)	0.63%	0.58%	0.42%	0.36%	0.24%	0.41%
Portfolio Turnover Rate(5)	25%	18%	18%	24%	25%	23%

	Six months ended December 31, 2024	Years Ended June 30,			For the period July 2, 2021* to June 30,
AdvisorShares Gerber Kawasaki ETF	(Unaudited)	2024		2023	2022
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$21.52	$17.94		$16.34	$25.03
Investment Operations
Net Investment Income(1)	0.00 (6)	(0.00	)(6)	0.15	0.07
Net Realized and Unrealized Gain (Loss)	0.27	3.60		1.65	(8.75)
Distributions of Net Realized Gains by other investment companies	—	—		—	0.00 (6)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	0.27	3.60		1.80	(8.68)
Distributions from Net Investment Income	—	(0.02)		(0.20)	(0.01)
Total Distributions	—	(0.02)		(0.20)	(0.01)
Net Asset Value, End of Year/Period	$21.79	$21.52		$17.94	$16.34
Market Value, End of Year/Period	$21.79	$21.51		$17.93	$16.35
Total Return
Total Investment Return Based on Net Asset Value(3)	1.21%	20.16%		11.21%	(34.71)%
Total Investment Return Based on Market(3)	1.30%	20.12%		11.09%	(34.65)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$23,420	$22,492		$17,578	$15,846
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.75%	0.75%		0.75%	0.75%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.31%	1.62%		1.33%	1.37%
Net Investment Income(4)	0.02%	0.00	%(6)	0.91%	0.31%
Portfolio Turnover Rate(5)	31%	53%		48%	66%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	Amount represents less than $0.005 or 0.005%.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2024	Years Ended June 30,			For the period April 20, 2021* to June 30,
AdvisorShares Hotel ETF	(Unaudited)	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$28.10	$25.37	$19.66	$24.52	$24.32
Investment Operations
Net Investment Income (Loss)(1)	0.16	0.13	0.21	(0.02)	0.13
Net Realized and Unrealized Gain (Loss)	4.74	3.06	5.55	(4.75)	0.07
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	4.90	3.19	5.76	(4.77)	0.20
Distributions from Net Investment Income	—	(0.46)	(0.05)	(0.09)	—
Total Distributions	—	(0.46)	(0.05)	(0.09)	—
Net Asset Value, End of Year/Period	$33.00	$28.10	$25.37	$19.66	$24.52
Market Value, End of Year/Period	$32.99	$28.09	$25.34	$19.61	$24.56
Total Return
Total Investment Return Based on Net Asset Value(3)	17.44%	12.61%	29.33%	(19.54)%	0.81%
Total Investment Return Based on Market(3)	17.44%	12.70%	29.49%	(19.87)%	0.99%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$3,960	$3,372	$4,186	$5,897	$7,724
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	3.73%	3.72%	2.40%	1.33%	6.60%
Net Investment Income (Loss)(4)	1.02%	0.49%	0.92%	(0.07)%	2.70%
Portfolio Turnover Rate(5)	62%	94%	120%	74%	21%

	Six months ended December 31, 2024	Years Ended June 30,
AdvisorShares Insider Advantage ETF	(Unaudited)	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$112.19	$95.24	$85.89	$95.53	$66.37	$68.21
Investment Operations
Net Investment Income(1)	0.39	0.86	1.34	1.10	0.95	0.82
Net Realized and Unrealized Gain (Loss)	4.67	17.25	9.49	(9.68)	29.23	(1.84)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	5.06	18.11	10.83	(8.58)	30.18	(1.02)
Distributions from Net Investment Income	(0.79)	(1.16)	(1.48)	(1.06)	(1.02)	(0.82)
Total Distributions	(0.79)	(1.16)	(1.48)	(1.06)	(1.02)	(0.82)
Net Asset Value, End of Year/Period	$116.46	$112.19	$95.24	$85.89	$95.53	$66.37
Market Value, End of Year/Period	$116.44	$112.03	$95.24	$85.78	$95.41	$66.28
Total Return
Total Investment Return Based on Net Asset Value(3)	4.51%	19.10%	12.78%	(9.12)%	45.78%	(1.63)%
Total Investment Return Based on Market(3)	4.63%	18.93%	12.95%	(9.12)%	45.79%	(1.65)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$47,166	$47,118	$42,381	$46,378	$48,243	$41,483
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.01%	1.06%	1.05%	0.96%	1.05%	1.07%
Net Investment Income(4)	0.66%	0.83%	1.51%	1.15%	1.18%	1.18%
Portfolio Turnover Rate(5)	115%	246%	278%	32%	40%	93%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2024(8)	Year ended June 30,	For the period August 24, 2022* to June 30,
AdvisorShares MSOS Daily Leveraged ETF(7)	(Unaudited)	2024(8)	2023(8)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$56.08	$64.02	$500.00
Investment Operations
Net Investment Income(1)	0.61	3.58	3.05
Net Realized and Unrealized Gain (Loss)	(47.52)	(11.52)	(439.03)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(46.91)	(7.94)	(435.98)
Net Asset Value, End of Year/Period	$9.17	$56.08	$64.02
Market Value, End of Year/Period	$9.14	$55.80	$65.20
Total Return
Total Investment Return Based on Net Asset Value(3)	(83.66)%	(13.31)%	(87.08)%
Total Investment Return Based on Market(3)	(83.62)%	(14.42)%	(86.96)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$20,437	$59,266	$7,032
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.95%	0.95%	0.95%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.19%	1.13%	4.54%
Net Investment Income(4)	3.76%	4.00%	3.44%
Portfolio Turnover Rate(5)	0%	0%	0%

	Six months ended December 31, 2024(9)	Years Ended June 30,			For the period September 16, 2021* to June 30,
AdvisorShares Psychedelics ETF	(Unaudited)	2024(9)		2023(9)	2022(9)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$9.69	$18.41		$25.56	$100.00
Investment Operations
Net Investment Income (Loss)(1)	0.14	0.08		0.49	(0.17)
Net Realized and Unrealized Gain (Loss)	1.41	(8.80)		(7.59)	(74.27)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	1.55	(8.72)		(7.10)	(74.44)
Distributions from Net Investment Income	(0.16)	(0.00	)(6)	(0.05)	—
Total Distributions	(0.16)	(0.00	)(6)	(0.05)	—
Net Asset Value, End of Year/Period	$11.08	$9.69		$18.41	$25.56
Market Value, End of Year/Period	$10.97	$9.70		$18.60	$26.50
Total Return
Total Investment Return Based on Net Asset Value(3)	16.60%	(47.29)%		(26.55)%	(74.44)%
Total Investment Return Based on Market(3)	15.30%	(47.74)%		(28.45)%	(73.50)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$6,315	$5,619		$6,894	$5,509
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%		0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(4)	2.83%	2.95%		3.01%	3.10%
Net Investment Income (Loss)(4)	2.74%	0.59%		2.29%	(0.52)%
Portfolio Turnover Rate(5)	63%	69%		73%	27%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(6)	Amount represents less than $0.005 or 0.005%.
(7)	Formerly known as AdvisorShares MSOS 2x Daily ETF.
(8)	After the close of business on November 25, 2024, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split.
(9)	After the close of business on September 9, 2024, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2024	Years Ended June 30,
AdvisorShares Pure Cannabis ETF	(Unaudited)	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$3.39	$2.59	$5.28	$21.15	$10.17	$22.99
Investment Operations
Net Investment Income(1)	0.04	0.06	0.04	0.01	0.04	0.70
Net Realized and Unrealized Gain (Loss)	(0.96)	0.80	(2.71)	(15.35)	11.05	(12.75)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(0.92)	0.86	(2.67)	(15.34)	11.09	(12.05)
Distributions from Net Investment Income	(0.04)	(0.06)	(0.02)	—	(0.11)	(0.70)
Distributions from Realized Capital Gains	—	—	—	(0.51)	—	(0.07)
Return of capital	—	—	—	(0.02)	—	—
Total Distributions	(0.04)	(0.06)	(0.02)	(0.53)	(0.11)	(0.77)
Net Asset Value, End of Year/Period	$2.43	$3.39	$2.59	$5.28	$21.15	$10.17
Market Value, End of Year/Period	$2.42	$3.39	$2.59	$5.28	$21.12	$10.18
Total Return
Total Investment Return Based on Net Asset Value(3)	(27.46)%	33.14%	(50.63)%	(73.99)%	109.96%	(52.76)%
Total Investment Return Based on Market(3)	(27.73)%	33.05%	(50.54)%	(73.93)%	109.35%	(52.70)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$31,328	$43,471	$34,022	$71,817	$354,408	$45,503
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.49%	0.44%	0.51%	0.65%	0.74%	0.74%
Expenses, prior to expense waivers and reimbursements or recapture(4)	1.13%	1.47%	1.04%	0.88%	0.69%	1.17%
Net Investment Income(4)	2.66%	1.92%	0.88%	0.11%	0.21%	5.67%
Portfolio Turnover Rate(5)	18%	31%	40%	28%	46%	59%

	Six months ended December 31, 2024	Years Ended June 30,			For the period September 1, 2020* to June 30,
AdvisorShares Pure US Cannabis ETF	(Unaudited)	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$7.31	$5.48	$10.35	$40.22	$25.00
Investment Operations
Net Investment Income (Loss)(1)	0.11	0.27	0.08	(0.09)	(0.17)
Net Realized and Unrealized Gain (Loss)	(3.62)	1.56	(4.95)	(29.71)	15.39
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(3.51)	1.83	(4.87)	(29.80)	15.22
Distributions from Realized Capital Gains	—	—	—	(0.07)	—
Total Distributions	—	—	—	(0.07)	—
Net Asset Value, End of Year/Period	$3.80	$7.31	$5.48	$10.35	$40.22
Market Value, End of Year/Period	$3.79	$7.27	$5.55	$10.37	$40.08
Total Return
Total Investment Return Based on Net Asset Value(3)	(48.11)%	33.39%	(47.04)%	(74.20)%	60.86%
Total Investment Return Based on Market(3)	(47.87)%	30.99%	(46.48)%	(74.06)%	60.32%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$495,753	$888,666	$343,385	$514,691	$950,694
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.74%	0.74%	0.74%	0.72%	0.69%
Expenses, prior to expense waivers and reimbursements or recapture(4)	0.72%	0.74%	0.77%	0.75%	0.69%
Net Investment Income (Loss)(4)	3.46%	3.44%	0.96%	(0.40)%	(0.49)%
Portfolio Turnover Rate(5)	0%	4%	13%	48%	68%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2024	Years Ended June 30,			For the period December 28, 2020* to June 30,
AdvisorShares Q Dynamic Growth ETF	(Unaudited)	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$33.85	$28.49	$22.02	$28.12	$25.00
Investment Operations
Net Investment Income (Loss)(1)	(0.08)	0.08	(0.10)	(0.15)	(0.09)
Net Realized and Unrealized Gain (Loss)	2.16	5.28	6.57	(5.95)	3.21
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	2.08	5.36	6.47	(6.10)	3.12
Net Asset Value, End of Year/Period	$35.93	$33.85	$28.49	$22.02	$28.12
Market Value, End of Year/Period	$35.88	$33.85	$28.49	$22.01	$28.13
Total Return
Total Investment Return Based on Net Asset Value(3)	6.13%	18.81%	29.37%	(21.70)%	12.50%
Total Investment Return Based on Market(3)	6.00%	18.81%	29.44%	(21.76)%	12.52%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$26,765	$25,725	$28,349	$40,299	$68,763
Ratio to Average Net Assets of:(4)
Expenses, after expense waivers and reimbursements or recapture(5)	1.45%	1.45%	1.32%	1.14%	1.43%
Expenses, prior to expense waivers and reimbursements or recapture(5)	1.40%	1.71%	1.31%	1.13%	1.49%
Net Investment Income (Loss)(5)	(0.45)%	0.25%	(0.44)%	(0.52)%	(0.65)%
Portfolio Turnover Rate(6)	117%	330%	57%	106%	61%

	Six months ended December 31, 2024		Years Ended June 30,
AdvisorShares Ranger Equity Bear ETF	(Unaudited)		2024		2023		2022		2021(9)		2020(9)
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$20.64		$22.62		$31.85		$23.00		$48.55		$63.84
Investment Operations
Net Investment Income (Loss)(1)	0.45		1.20		0.63		(0.97)		(1.59)		(0.64)
Net Realized and Unrealized Gain (Loss)	(3.45)		(1.35)		(9.86)		9.82		(23.96)		(14.55)
Distributions of Net Realized Gains by other investment companies	—		—		—		—		0.00	(7)	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	(3.00)		(0.15)		(9.23)		8.85		(25.55)		(15.19)
Distributions from Net Investment Income	(1.28)		(1.83)		—		—		—		(0.10)
Total Distributions	(1.28)		(1.83)		—		—		—		(0.10)
Net Asset Value, End of Year/Period	$16.36		$20.64		$22.62		$31.85		$23.00		$48.55
Market Value, End of Year/Period	$16.37		$20.68		$22.63		$31.96		$23.00		$48.50
Total Return
Total Investment Return Based on Net Asset Value(3)	(14.46)%		0.08%		(28.99)%		38.48%		(52.62)%		(23.79)%
Total Investment Return Based on Market(3)	(14.65)%		0.13%		(29.19)%		38.96%		(52.58)%		(23.94)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$47,324		$67,765		$122,632		$166,185		$50,655		$162,019
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	3.29	%(8)	3.62	%(8)	3.39	%(8)	4.15	%(8)	4.90	%(8)	3.10	%(8)
Expenses, prior to expense waivers and reimbursements or recapture(5)	3.29	%(8)	3.62	%(8)	3.39	%(8)	4.15	%(8)	4.90	%(8)	3.10	%(8)
Net Investment Income (Loss)(5)	4.80%		5.55%		2.34%		(3.70)%		(4.49)%		(1.07)%
Portfolio Turnover Rate(6)	362%		912%		1001%		1462%		669%		593%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(7)	Amount represents less than $0.005 or 0.005%.
(8)	The expense ratio includes interest and dividend expenses on short sales of 1.48%, 1.86%, 1.69%, 2.47%, 3.14% and 1.42% for the periods ended December 31, 2024, June 30, 2024, June 30, 2023, June 30, 2022, June 30, 2021 and June 30, 2020, respectively.
(9)	After the close of business on February 5, 2021, the Fund underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2024	Years Ended June 30,			For the period April 20, 2021* to June 30,
AdvisorShares Restaurant ETF	(Unaudited)	2024	2023	2022	2021
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$24.54	$21.66	$16.97	$24.44	$24.69
Investment Operations
Net Investment Income(1)	0.05	0.06	0.23	0.13	(0.00	)(2)
Net Realized and Unrealized Gain (Loss)	3.41	2.93	4.89	(7.56)	(0.25)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	3.46	2.99	5.12	(7.43)	(0.25)
Distributions from Net Investment Income	(0.05)	(0.11)	(0.43)	(0.04)	—
Total Distributions	(0.05)	(0.11)	(0.43)	(0.04)	—
Net Asset Value, End of Year/Period	$27.95	$24.54	$21.66	$16.97	$24.44
Market Value, End of Year/Period	$27.95	$24.52	$21.66	$16.93	$24.44
Total Return
Total Investment Return Based on Net Asset Value(4)	14.08%	13.85%	30.59%	(30.46)%	(1.01)%
Total Investment Return Based on Market(4)	14.18%	13.76%	30.95%	(30.62)%	(1.01)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$3,354	$3,068	$2,600	$2,631	$5,988
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(5)	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses, prior to expense waivers and reimbursements or recapture(5)	4.24%	4.95%	3.97%	2.11%	7.93%
Net Investment Income (Loss)(5)	0.35%	0.28%	1.20%	0.57%	(0.03)%
Portfolio Turnover Rate(6)	50%	75%	113%	86%	26%

	Six months ended December 31, 2024	Years Ended June 30,
AdvisorShares STAR Global Buy-Write ETF	(Unaudited)	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$41.86	$37.57	$34.61	$39.83	$32.20	$32.28
Investment Operations
Net Investment Income (Loss)(1)	0.33	0.46	0.25	0.13	(0.16)	0.09
Net Realized and Unrealized Gain (Loss)	1.50	4.27	3.35	(5.12)	7.89	(0.02)
Distributions of Net Realized Gains by other investment companies	—	—	—	—	0.00 (2)	—
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(3)	1.83	4.73	3.60	(4.99)	7.73	0.07
Distributions from Net Investment Income	(0.45)	(0.44)	(0.08)	—	(0.10)	(0.15)
Distributions from Realized Capital Gains	—	—	(0.56)	(0.23)	—	—
Total Distributions	(0.45)	(0.44)	(0.64)	(0.23)	(0.10)	(0.15)
Net Asset Value, End of Year/Period	$43.24	$41.86	$37.57	$34.61	$39.83	$32.20
Market Value, End of Year/Period	$43.10	$41.83	$37.56	$34.62	$39.83	$32.25
Total Return
Total Investment Return Based on Net Asset Value(4)	4.34%	12.69%	10.60%	(12.64)%	24.04%	0.20%
Total Investment Return Based on Market(4)	4.09%	12.62%	10.54%	(12.60)%	23.86%	0.63%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$65,293	$61,539	$53,725	$37,547	$18,323	$12,882
Ratio to Average Net Assets of:(7)
Expenses, after expense waivers and reimbursements or recapture(5)	1.12%	1.22%	1.54%	1.85%	1.85%	1.85%
Expenses, prior to expense waivers and reimbursements or recapture(5)	1.12%	1.22%	1.33%	1.82%	2.48%	2.20%
Net Investment Income (Loss)(5)	1.50%	1.18%	0.71%	0.33%	(0.43)%	0.26%
Portfolio Turnover Rate(6)	6%	24%	23%	41%	55%	47%

*	Commencement of operations.
(1)	Based on average shares outstanding.
(2)	Amount represents less than $0.005 or 0.005%.
(3)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(4)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(5)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
(7)	The Fund invests in other funds and indirectly bear their proportionate shares of fees and expenses incurred by the funds in which the Fund is invested. These ratios do not include these indirect fees and expenses.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Financial Highlights (continued)

	Six months ended December 31, 2024	Years Ended June 30,
AdvisorShares Vice ETF	(Unaudited)	2024	2023	2022	2021	2020
Selected Data for a Share of Capital Stock Outstanding
Net Asset Value, Beginning of Year/Period	$28.73	$28.77	$25.20	$36.07	$22.81	$25.11
Investment Operations
Net Investment Income(1)	0.13	0.42	0.45	0.18	0.19	0.42
Net Realized and Unrealized Gain (Loss)	3.13	—	3.38	(10.73)	13.44	(2.10)
Net Increase (Decrease) in Net Assets Resulting from Investment Operations(2)	3.26	0.42	3.83	(10.55)	13.63	(1.68)
Distributions from Net Investment Income	(0.46)	(0.46)	(0.26)	(0.14)	(0.37)	(0.62)
Distributions from Realized Capital Gains	—	—	—	(0.18)	—	—
Total Distributions	(0.46)	(0.46)	(0.26)	(0.32)	(0.37)	(0.62)
Net Asset Value, End of Year/Period	$31.53	$28.73	$28.77	$25.20	$36.07	$22.81
Market Value, End of Year/Period	$31.51	$28.71	$28.77	$25.13	$36.06	$22.80
Total Return
Total Investment Return Based on Net Asset Value(3)	11.32%	1.55%	15.24%	(29.45)%	59.98%	(6.91)%
Total Investment Return Based on Market(3)	11.35%	1.48%	15.58%	(29.62)%	60.05%	(6.99)%
Ratios/Supplemental Data
Net Assets, End of Year/Period (000’s omitted)	$7,094	$7,039	$9,782	$8,695	$13,889	$9,126
Ratio to Average Net Assets of:
Expenses, after expense waivers and reimbursements or recapture(4)	0.99%	0.99%	0.99%	0.99%	0.99%	0.90%
Expenses, prior to expense waivers and reimbursements or recapture(4)	2.22%	2.18%	1.90%	1.64%	1.71%	1.59%
Net Investment Income(4)	0.82%	1.51%	1.65%	0.59%	0.63%	1.77%
Portfolio Turnover Rate(5)	84%	124%	147%	83%	125%	41%

(1)	Based on average shares outstanding.
(2)	The amount shown for a share distribution throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of Fund Shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
(3)	Net asset value total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions on ex-date, if any, at net asset value during the period, and redemption on the last day of the period. Periods less than one year are not annualized. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period on pay date, and sale at the market value on the last day of the period.
(4)	Ratios of periods of less than one year have been annualized. Excludes expenses incurred by the underlying investments in other funds.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

ADVISORSHARES TRUST

Notes to Financial Statements

December 31, 2024 (Unaudited)

1. Organization

AdvisorShares Trust (the “Trust”) was organized as a Delaware statutory trust on July 30, 2007 and has authorized capital of unlimited shares. The Funds (defined below) are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2024, the Trust is comprised of 17 separate series (each, a “Fund” and, collectively, the “Funds”):

Fund	Ticker	Commencement of Operations
AdvisorShares Dorsey Wright ADR ETF	AADR	July 21, 2010
AdvisorShares Dorsey Wright FSM All Cap World ETF	DWAW	December 26, 2019
AdvisorShares Dorsey Wright FSM US Core ETF	DWUS	December 26, 2019
AdvisorShares Dorsey Wright Short ETF	DWSH	July 11, 2018
AdvisorShares Focused Equity ETF	CWS	September 20, 2016
AdvisorShares Gerber Kawasaki ETF	GK	July 2, 2021
AdvisorShares Hotel ETF	BEDZ	April 20, 2021
AdvisorShares Insider Advantage ETF	SURE	October 4, 2011
AdvisorShares MSOS Daily Leveraged ETF	MSOX	August 24, 2022
AdvisorShares Psychedelics ETF	PSIL	September 16, 2021
AdvisorShares Pure Cannabis ETF	YOLO	April 17, 2019
AdvisorShares Pure US Cannabis ETF	MSOS	September 1, 2020
AdvisorShares Q Dynamic Growth ETF	QPX	December 28, 2020
AdvisorShares Ranger Equity Bear ETF	HDGE	January 27, 2011
AdvisorShares Restaurant ETF	EATZ	April 20, 2021
AdvisorShares STAR Global Buy-Write ETF	VEGA	September 17, 2012
AdvisorShares Vice ETF	VICE	December 12, 2017

AdvisorShares Dorsey Wright ADR ETF (“Dorsey Wright ADR ETF”) seeks long-term capital appreciation above international benchmarks such as the MSCI EAFE Index.

AdvisorShares Dorsey Wright FSM All Cap World ETF (“Dorsey Wright FSM All Cap World ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright FSM US Core ETF (“Dorsey Wright FSM US Core ETF”) seeks to provide long-term capital appreciation with capital preservation as a secondary objective.

AdvisorShares Dorsey Wright Short ETF (“Dorsey Wright Short ETF”) seeks capital appreciation through short selling securities.

AdvisorShares Focused Equity ETF (“Focused Equity ETF”) seeks long-term capital appreciation.

AdvisorShares Gerber Kawasaki ETF (“Gerber Kawasaki ETF”) seeks long-term capital appreciation.

AdvisorShares Hotel ETF (“Hotel ETF”) seeks long-term capital appreciation.

AdvisorShares Insider Advantage ETF (“Insider Advantage ETF”) seeks to generate long-term capital appreciation.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

1. Organization – (continued)

AdvisorShares MSOS Daily Leveraged ETF (“MSOS Daily Leveraged ETF”) seeks daily investment results that, before fees and expenses, correspond to approximately two times (2x) the daily total return of the AdvisorShares Pure US Cannabis ETF.

AdvisorShares Psychedelics ETF (“Psychedelics ETF”) seeks long-term capital appreciation.

AdvisorShares Pure Cannabis ETF (“Pure Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Pure US Cannabis ETF (“Pure US Cannabis ETF”) seeks long-term capital appreciation.

AdvisorShares Q Dynamic Growth ETF (“Q Dynamic Growth ETF”) seeks to achieve long-term growth.

AdvisorShares Ranger Equity Bear ETF (“Ranger Equity Bear ETF”) seeks capital appreciation through short sales of domestically traded equity securities.

AdvisorShares Restaurant ETF (“Restaurant ETF”) seeks long-term capital appreciation.

AdvisorShares STAR Global Buy-Write ETF (“STAR Global Buy-Write ETF”) seeks consistent repeatable returns across all market cycles.

AdvisorShares Vice ETF (“Vice ETF”) seeks long-term capital appreciation.

Some of the Funds are considered “funds of funds” and seek to achieve their investment objectives by investing primarily in other affiliated and unaffiliated exchange-traded funds (“ETFs”), as well as other exchange-traded products (“ETPs”), such as, exchange-traded notes (“ETNs”) and closed-end funds.

Each Fund, except the Gerber Kawasaki ETF, Hotel ETF, MSOS Daily Leveraged ETF, Psychedelics ETF, Pure Cannabis ETF, Pure US Cannabis ETF, and Restaurant ETF, is a diversified investment company under the 1940 Act.

For the period ended December 31, 2024, the Funds held significant positions (greater than 25% of net assets), except those invested in short term money market instruments, in other funds as follows:

Fund	Security Name	Market Value as of December 31, 2024	% of Fund Net Assets as of December 31, 2024	Reference Location
Dorsey Wright FSM All Cap World ETF	iShares Morningstar Mid-Cap Growth ETF	$41,294,517	50.0	https://www.ishares.com/us

	iShares Morningstar U.S. Equity ETF	41,075,969	49.7	https://www.ishares.com/us

Dorsey Wright FSM US Core ETF	iShares MSCI USA Momentum Factor ETF	56,561,996	49.8	https://www.invesco.com

	SPDR S&P 500 ETF	56,787,049	49.9	https://us.spdrs.com

Pure Cannabis ETF	AdvisorShares Pure US Cannabis ETF	10,913,566	34.8	Contained within this report.

STAR Global Buy-Write ETF	SPDR S&P 500 ETF Trust	27,246,273	41.7	https://us.spdrs.com

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

1. Organization – (continued)

Reverse Split

After the close of the markets on November 25, 2024, the AdvisorShares MSOS Daily Leveraged ETF effected a reverse split of its issued and outstanding shares, with a 1 for 20 ratio, with approval by the Board. Shares of the Fund began trading on the NYSE Arca on a split-adjusted basis on November 26, 2024.

After the close of the markets on September 9, 2024, the AdvisorShares Psychedelics ETF effected a reverse split of its issued and outstanding shares, with a 1 for 10 ratio, with approval by the Board. Shares of the Fund began trading on the NYSE Arca on a split-adjusted basis on September 10, 2024.

Each of these reverse splits reduced the number of shares outstanding for each Fund and resulted in a proportionate increase in the NAV per share of the Fund. Therefore, the reverse splits did not change the aggregate value of a shareholder’s investment or the total market value of the shares outstanding for each Fund.

The reverse splits were applied retroactively for all periods presented in the financial statements.

2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

In computing each Fund’s NAV, the Fund’s portfolio investments are generally valued based on their last readily available market price. Price information on listed securities, including any exchange-traded funds in which a Fund invests (“Underlying ETFs”), is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter (“OTC”) market are valued at the latest quoted sales price on the primary exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid price. When market quotations are not readily available, a portfolio investment’s fair value will be determined and such fair valuations will be used in calculating a Fund’s NAV.

The Board of Trustees of the Trust (the “Board”) has adopted valuation policies and procedures pursuant to which it has designated AdvisorShares Investments, LLC (the “Advisor”) to determine the fair value of each Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not readily available, including when they are determined to be unreliable. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Advisor.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest income and expenses are recognized on the accrual basis. Premiums and discounts are amortized over the life of the bond using the effective interest method.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The portion of dividend attributable to the return of capital is recorded against the cost basis of the security.

Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Futures Contracts

Certain Funds may invest in futures contracts (“futures”), in order to hedge its investments against fluctuations in value caused by changes in prevailing interest rates or market conditions. Such Funds may invest in futures as a primary investment strategy. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market’. Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and the Fund will realize a loss or gain. A Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying index. Use of long futures contracts subjects a Fund to risk of loss in excess of the amounts shown on its Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects a Fund to unlimited risk of loss. A Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures contract; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

Swap Agreements

Certain Funds may invest in equity swaps to obtain exposure to the underlying referenced security, obtain leverage or enjoy the returns from ownership without actually owning equity. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

Equity swaps are derivatives, and their value can be very volatile. To the extent that the Advisor or Sub-Advisor, as applicable, does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid. Periodic payments received or paid by a Fund are recorded as realized gains or losses.

Repurchase Agreements

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the respective Fund may be delayed or limited.

Short Sales

Certain Funds may sell securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund also is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

A Fund is required to pledge cash or securities to the broker as collateral for any securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in Schedule of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of income or fees paid to Dorsey Wright Short ETF and Ranger Equity Bear ETF for the period ended December 31, 2024 was $300,268 and $612,496, respectively, which is included as Interest in the Statement of Operations.

Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the respective Fund’s prime brokers and custodian. A Fund is subject to credit risk should the prime brokers be unable to meet its obligations to the Fund.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Options

Certain Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Short-Term Investments

In addition to repurchase agreements, each Fund may invest in high-quality short-term debt securities and money market instruments on an ongoing basis to maintain liquidity or pending selection of investments in accordance with its policies. These short-term debt securities and money market instruments include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances and U.S. government securities.

Securities Lending

The Funds participate in a securities lending program offered by The Bank of New York Mellon (“BNY”) (the “Program”), providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNY, as a fee for its services under the Program, and the applicable Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted as cash and non-cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to a Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNY. Cash collateral is held in a separate account managed by BNY, who is authorized to exclusively enter into money market instruments and overnight repurchase agreements, which are collateralized at 102% with securities issued or fully guaranteed by the U.S. Treasury; U.S. Government or any agency, instrumentality or authority of the U.S. Government. The securities purchased with cash collateral received are reflected in the Schedule of Investments. BNY bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The money market instruments and repurchase agreements income related to the Program earned by a Fund is disclosed on the Statement of Operations.

The value of loaned securities and related collateral outstanding at December 31, 2024 are shown in the Schedules of Investments and Statements of Assets and Liabilities. Non-cash collateral received by a Fund may not be sold or re-pledged except to satisfy a borrower default. Non-cash collateral is included on a Fund’s Schedule of Investments and Statement of Asset and Liabilities.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

	Gross Amounts of	Gross Amounts Offset in the	Net Amounts Presented in the	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund and Description	Recognized Assets and (Liabilities)	Statements of Assets and (Liabilities)	Statements of Assets and (Liabilities)	Financial Instruments		Collateral Pledged/ Received	Net Amount
Dorsey Wright ADR ETF
Securities Lending	$(2,811,088)	$	$(2,811,088)	$2,811,088	(1)	$—	$—
Money Market Instruments	2,811,088		2,811,088	2,811,088		—	—
Dorsey Wright FSM All Cap World ETF
Securities Lending	(2,710,910)		(2,710,910)	2,710,910	(1)	—	—
Money Market Instruments	2,710,910		2,710,910	2,710,910		—	—
Dorsey Wright FSM US Core ETF
Securities Lending	(34,734,921)		(34,734,921)	34,734,921	(1)	—	—
Money Market Instruments	34,734,921		34,734,921	34,734,921		—	—
Hotel ETF
Securities Lending	(111,196)		(111,196)	111,196	(1)	—	—
Money Market Instruments	111,196		111,196	111,196		—	—
MSOS Daily Leveraged ETF
Securities Lending	—		—	—		—	—
Money Market Instruments	—	—	—	—		—	—
Swaps	(152,621)	—	(152,621)	—		—	(152,621)
Psychedelics ETF
Securities Lending	(470,360)		(470,360)	470,360	(1)	—	—
Money Market Instruments	470,360	—	470,360	470,360		—	—
Pure Cannabis ETF
Securities Lending	(633,852)		(633,852)	633,852	(1)	—	—
Money Market Instruments	633,852	—	633,852	633,852		—	—
Pure US Cannabis ETF
Securities Lending	(245,700)		(245,700)	245,700	(1)	—	—
Money Market Instruments	245,700	—	245,700	245,700		—	—
Swaps	(13,022,340)	—	(13,022,340)	—		—	(13,022,340)
Q Dynamic Growth ETF
Securities Lending	(2,728,082)		(2,728,082)	2,728,082	(1)	—	—
Money Market Instruments	2,728,082	—	2,728,082	2,728,082		—	—
Restaurant ETF
Securities Lending	(158,498)		(158,498)	158,498	(1)	—	—
Money Market Instruments	158,498	—	158,498	158,498		—	—
STAR Global Buy-Write ETF
Securities Lending	(7,508,666)		(7,508,666)	7,508,666	(1)	—	—
Money Market Instruments	7,508,666	—	7,508,666	7,508,666		—	—

(1)	Collateral for securities on loan is included in the Schedules of Investments and consists of Repurchase Agreements and/or shares of Money Market instruments.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

2. Summary of Significant Accounting Policies – (continued)

Dividends and Distributions

Each Fund will generally pay out dividends to shareholders at least annually. Each Fund will distribute its net capital gains, if any, to shareholders annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions are recorded on ex-dividend date.

Indemnifications

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Recent Accounting Pronouncement

Accounting Standards Update 2020-04 Reference Rate Reform

In March 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the consolidated financial statements.

3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

Each Fund has entered into an investment advisory agreement with the Advisor pursuant to which the Advisor serves as the Fund’s investment adviser. Pursuant to the agreement, the Advisor has overall responsibility for the general management and investment of each Fund’s portfolio, and has ultimate responsibility (subject to oversight by the Board) for investment and operational oversight of a Fund’s sub-adviser, if applicable. For its services, the Advisor is entitled to an annual management fee from each Fund, which is calculated daily and paid monthly based on the Fund’s average daily net assets. From time to time, the Advisor may waive all or a portion of its fee for a Fund.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

The Advisor’s annual management fee for each Fund is as follows:

Fund	Rate
Dorsey Wright ADR ETF	0.75%
Dorsey Wright FSM All Cap World ETF	0.75%
Dorsey Wright FSM US Core ETF	0.75%
Dorsey Wright Short ETF	0.75%
Focused Equity ETF	0.66%*
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.60%
Insider Advantage ETF	0.70%
MSOS Daily Leveraged ETF	0.85%
Psychedelics ETF	0.60%
Pure Cannabis ETF	0.60%**
Pure US Canabis ETF	0.60%
Q Dynamic Growth ETF	0.90%*
Ranger Equity Bear ETF	1.50%
Restaurant ETF	0.60%
STAR Global Buy-Write ETF	0.85%
Vice ETF	0.60%

*	The Advisor’s advisory fee has two components – the base fee (disclosed in the table above) and the performance fee adjustment. The base fee is the pre-determined rate at which the Advisor is paid when the Fund’s net performance is in line with Fund’s pre-determined performance benchmark. The base fee is subject to an upward or downward adjustment by the performance fee. If the Fund outperforms the performance benchmark, the Advisor may receive an upward fee adjustment. If the Fund underperforms the performance benchmark, the Advisor may receive a downward fee adjustment. The Advisor’s annual base fee based on the Fund’s average daily net assets. The performance fee adjustment is derived by comparing the Fund’s performance over a rolling twelve-month period to its performance benchmark, which is set forth in the table below. The base fee is adjusted at a rate of 0.02% for every 0.25% to 0.50% of out-performance or under-performance compared to the performance benchmark, but only up to 2.00% of the performance benchmark. As a result, the maximum possible performance fee adjustment, up or down, to the base fee is 0.10%. Accordingly, the Advisor’s annual advisory fee may range as follows, based on the Fund’s average daily net assets:

Fund	Annual Advisory Fee Range
Focused Equity ETF	0.65% to 0.85%
Q Dynamic Growth ETF	0.90% to 1.10%

**	The Fund’s advisory fee is 0.60% less the acquired fund fees and expenses related to any investment in AdvisorShares Pure US Cannabis ETF.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

With respect to the AdvisorShares Focused Equity ETF, the following table illustrates how the effective annual rate of the advisory fee would vary under this arrangement, which is commonly referred to as a “fulcrum” fee arrangement:

Base Fee	0.75%
Incremental Changes	0.02%
Performance to Benchmark	Advisory Fee
2.00%	0.85%
1.50%	0.83%
1.25%	0.81%
1.00%	0.79%
0.50%	0.77%
+/–	0.75%
-0.50%	0.73%
-1.00%	0.71%
-1.25%	0.69%
-1.50%	0.67%
-2.00%	0.65%

With respect to the AdvisorShares Q Dynamic Growth ETF, the following table illustrates how the effective annual rate of the advisory fee would vary under the Fund’s “fulcrum” fee arrangement:

Base Fee	1.00%
Incremental Changes	0.02%
Performance to Benchmark	Advisory Fee
2.00%	1.10%
1.50%	1.08%
1.25%	1.06%
1.00%	1.04%
0.50%	1.02%
+/–	1.00%
-0.50%	0.98%
-1.00%	0.96%
-1.25%	0.94%
-1.50%	0.92%
-2.00%	0.90%

Sub-Advisory Agreements

Each Fund’s investment sub-adviser, as applicable, provides investment advice and management services to its respective Fund(s). The Advisor supervises the day-to-day investment and reinvestment of the assets in each Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. Pursuant to an investment sub-advisory agreement between each sub-adviser and the

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Advisor, the sub-adviser is entitled to a fee, which is paid by the Advisor and is not an additional expense of the applicable Fund, that is calculated daily and paid monthly by the Advisor, at an annual rate based on the average daily net assets of its respective Fund(s) as follows:

	Sub-Advisor	Sub-Advisory Fee Rate
Gerber Kawasaki ETF	Gerber Kawasaki, Inc.	0.50%
Ranger Equity Bear ETF	Ranger Alternative Management, L.P.	1.00%
STAR Global Buy-Write ETF	CreativeOne Wealth, LLC	0.55%

From time to time, a sub-adviser may waive all or a portion of its fee for a fund.

Expense Limitation Agreement

The Advisor has contractually agreed to waive its fees and/or reimburse expenses in order to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding a specified percentage of each Fund’s average daily net assets for at least one year from the date of the Fund’s currently effective prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days’ prior written notice to the Trust, such termination to be effective as of the close of business on the last day of the then-current one-year period. The expense limits in effect for each Fund during the period ended December 31, 2024 were as follows:

Fund	Rate
Dorsey Wright ADR ETF	1.10%
Dorsey Wright FSM All Cap World ETF	0.99%
Dorsey Wright FSM US Core ETF	0.99%
Dorsey Wright Short ETF	1.25%
Focused Equity ETF	0.65%-0.85	%(a)
Gerber Kawasaki ETF	0.75%
Hotel ETF	0.99%
Insider Advantage ETF	0.90%
MSOS 2X Daily ETF	0.95%
Psychedelics ETF	0.99%
Pure Cannabis ETF	0.74%
Pure US Canabis ETF	0.74%
Q Dynamic Growth ETF	1.45%
Ranger Equity Bear ETF	1.85%
Restaurant ETF	0.99%
STAR Global Buy-Write ETF	1.85%
Vice ETF	0.99%

(a)	The expense limit is equal to the annual rate of the Advisor’s contractual advisory fee, which can range from 0.65% to 0.85%.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

If at any point it becomes unnecessary for the Advisor to waive fees or reimburse expenses, the Board may permit the Advisor to retain the difference between a Fund’s total annual operating expenses and the Fund’s expense limitation currently in effect, or, if lower, the expense limitation that was in effect at the time of the waiver and/or reimbursement, to recapture all or a portion of its prior fee waivers or expense reimbursements within three years of the date they were waived or reimbursed.

All or a portion of the following Advisor waived and/or reimbursed expenses may be recaptured no later than during the fiscal years indicated:

	Expenses	Recoupment	Recoupment
Fund	Reimbursed	Balance	Expiration
Dorsey Wright ADR ETF	$12,898	$12,898	6/30/2025
	18,402	18,402	6/30/2026
	38,935	36,096	6/30/2027
Total	70,235	67,396

Dorsey Wright FSM All Cap World ETF	14,930	3,186	6/30/2025
	—	—	6/30/2026
	13,207	—	6/30/2027
Total	28,137	3,186

Dorsey Wright FSM US Core ETF	18,117	—	6/30/2025
	—	—	6/30/2026
	856	—	6/30/2027
Total	18,973	—

Dorsey Wright Short ETF	—	—	6/30/2026
	22,151	13,247	6/30/2027
Total	22,151	13,247

Focused Equity ETF	134,742	134,742	6/30/2025
	137,790	137,790	6/30/2026
	208,140	208,140	6/30/2027
Total	480,672	480,672

Gerber Kawasaki ETF	110,127	110,127	6/30/2025
	93,397	93,397	6/30/2026
	165,111	165,111	6/30/2027
Total	368,635	368,635

Hotel ETF	28,064	28,064	6/30/2025
	70,955	70,955	6/30/2026
	107,021	107,021	6/30/2027
Total	206,040	206,040

Insider Advantage ETF	31,171	31,171	6/30/2025
	67,433	67,433	6/30/2026
	74,870	71,631	6/30/2027
Total	173,474	170,235

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

	Expenses	Recoupment	Recoupment
Fund	Reimbursed	Balance	Expiration
MSOS Daily Leveraged ETF	$140,585	$140,585	6/30/2026
	86,127	84,284	6/30/2027
	226,712	224,869
Psychedelics ETF	94,175	94,175	6/30/2025
	140,498	140,498	6/30/2026
	130,442	130,442	6/30/2027
Total	365,115	365,115

Pure Cannabis ETF	283,232	283,232	6/30/2025
	165,820	165,820	6/30/2026
	310,912	310,912	6/30/2027
Total	759,964	759,964

Pure US Cannabis ETF	291,422	291,422	6/30/2025
	136,205	136,205	6/30/2026
	139,088	4,774	6/30/2027
Total	566,715	432,401

Q Dynamic Growth ETF	2,148	2,148	6/30/2026
	63,956	59,876	6/30/2027
Total	66,104	62,024

Restaurant ETF	47,970	47,970	6/30/2025
	77,174	77,174	6/30/2026
	108,238	108,238	6/30/2027
Total	233,382	233,382

STAR Global Buy-Write ETF	3,755	—	6/30/2025
Total	3,755	—

Vice ETF	73,954	73,954	6/30/2025
	82,098	82,098	6/30/2026
	94,520	94,520	6/30/2027
Total	250,572	250,572

Administrator, Custodian, Fund Accountant and Transfer Agent

The Bank of New York Mellon serves as the Funds’ administrator, fund accountant, custodian, and transfer agent pursuant to a Fund Administration and Accounting Agreement, a Custody Agreement and a Transfer Agency and Service Agreement, as the case may be.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

3. Investment Advisory Agreement and Other Agreements – (continued)

Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units (defined below) for each Fund pursuant to a distribution agreement. The Distributor does not maintain any secondary market shares. The Funds have adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No fee is currently paid by any Fund under the Plan, and there are no current plans to impose the fee. However, in the event a Fund were to charge a Rule 12b-1 fee, over time it would increase the cost of an investment in the Fund.

4. Creation and Redemption Transactions

The Funds issue and redeem shares on a continuous basis at NAV in groups of shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Only “Authorized Participants” may purchase or redeem shares directly from each Fund. An Authorized Participant is either (i) a “participating party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“CNS”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor with respect to creations and redemptions of Creation Units. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To compensate a fund for transfer and other transaction costs involved in creation transactions and redemption transactions through the clearing process, investors will be required to pay a minimum transaction fee, assessed per transaction, of $500. To the extent a Creation Unit consists of more than 100 securities, an additional fee may be charged to Authorized Participants to the next highest $500 increment at the following rates: (i) $5 per book-entry security settled via the NSCC's CNS and (ii) $15 per security for “in-kind” settlements settled outside the NSCC, and all physical settlements, including options, futures and other derivatives.

5. Summary of Fair Value Disclosure

The FASB Accounting Standards Codification 820-10, “Fair Value Measurements and Disclosures”, defines fair value, establishes an authoritative framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosure about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

●	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

5. Summary of Fair Value Disclosure – (continued)

●	Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more detailed categories, see the accompanying Schedules of Investments.

6. Derivative Instruments

The Funds have adopted authoritative standards of accounting for derivative instruments which establish enhanced disclosure requirements. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations. Certain Funds use derivative instruments as part of their principal investment strategies to seek to achieve their investment objective.

At December 31, 2024, the fair values of derivative instruments were as follows:

Statements of Assets and Liabilities:

Fund	Liabilities Derivatives	Equity Risk
MSOS Daily Leveraged ETF	Unrealized Depreciation on OTC Swap Contracts	$152,621
Pure US Cannabis ETF	Unrealized Depreciation on OTC Swap Contracts	13,022,340
STAR Global Buy-Write ETF	Options Written, at value	3,767

Transactions in derivative instruments during the period ended December 31, 2024, were as follows:

Statements of Operations:

Fund	Realized Gain (Loss)	Equity Risk
MSOS Daily Leveraged ETF	Swaps	$(67,082,170)
Pure US Cannabis ETF	Swaps	(418,966,150)
STAR Global Buy-Write ETF	Options Written	(94,106)

Fund	Change in Unrealized Gain (Loss)	Equity Risk
MSOS Daily Leveraged ETF	Swaps	$246,892
Pure US Cannabis ETF	Swaps	(9,268,289)
STAR Global Buy-Write ETF	Options Written	16,146

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

6. Derivative Instruments – (continued)

For the period ended December 31, 2024, the average volume of the derivatives opened by the Funds was as follows:

	MSOS Daily Leveraged ETF	Pure US Cannabis ETF	STAR Global Buy-Write ETF
Long Swaps Contracts	$1,665,685	$4,106,314	$55,715
Written Options Contracts	—	—	24,205

7. Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. FASB Accounting Standards Update No. 2009-06, “Implementation Guidance on Accounting for Uncertainty in Income Taxes and Disclosure Amendments for Nonpublic Entities” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2021 − 2023), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Trust currently has no tax-related examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2024, the approximate cost of investments, excluding short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Other Derivatives Net Unrealized Appreciation (Depreciation)
Dorsey Wright ADR ETF	$20,450,101	$7,668,693	$(197,633)	$7,471,060	$—
Dorsey Wright FSM All Cap World ETF	75,354,567	7,531,688	—	7,531,688	—
Dorsey Wright FSM US Core ETF	86,726,489	25,256,773	(1,456)	25,255,317	—
Dorsey Wright Short ETF	26,057,199	—	—	—	2,955,242
Focused Equity ETF	138,575,985	20,443,474	(4,739,373)	15,704,101	—
Gerber Kawasaki ETF	17,327,241	5,685,714	(464,631)	5,221,083	—
Hotel ETF	3,174,766	417,044	(179,399)	237,645	—
Insider Advantage ETF	43,620,112	4,490,132	(1,145,777)	3,344,355	—
MSOS Daily Leveraged ETF	4,452,979	—	—	—	(399,513)
Psychedelics ETF	16,076,098	432,697	(10,418,222)	(9,985,525)	—
Pure Cannabis ETF	135,727,230	1,045,691	(90,356,847)	(89,311,156)	—
Pure US Cannabis ETF	266,494,496	1,641,991,487	(1,682,033,922)	(40,042,435)	(3,754,051)
Q Dynamic Growth ETF	23,974,773	3,062,121	(93,992)	2,968,129	—
Ranger Equity Bear ETF	78,944,847	—	—	—	474,264
Restaurant ETF	2,515,358	783,906	(126,098)	657,808	—
STAR Global Buy-Write ETF	56,636,711	7,941,097	(775,626)	7,165,471	6,676
Vice ETF	6,613,027	1,028,470	(410,464)	618,006	—

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

7. Federal Income Tax – (continued)

Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. Post-October losses and ordinary income losses deferred to July 1, 2024 are as follows:

Fund	Late Year Ordinary Loss Deferral	Short-Term Capital Post-October Loss	Long-Term Capital Post-October Loss
Dorsey Wright ADR ETF	$—	$—	$—
Dorsey Wright FSM All Cap World ETF	177,868	—	—
Dorsey Wright FSM US Core ETF	172,951	—	—
Dorsey Wright Short ETF	—	—	—
Focused Equity ETF	—	—	—
Gerber Kawasaki ETF	4,231	—	—
Hotel ETF	—	—	—
Insider Advantage ETF	—	—	—
MSOS Daily Leveraged ETF	3,652,995	—	—
Psychedelics ETF	—	—	—
Pure Cannabis ETF	—	—	—
Pure US Cannabis ETF	12,596,522	—	—
Q Dynamic Growth ETF	20,354	—	—
Ranger Equity Bear ETF	—	—	—
Restaurant ETF	—	—	—
STAR Global Buy-Write ETF	—	—	—
Vice ETF	—	—	—

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

7. Federal Income Tax – (continued)

The following Funds have capital loss carryforwards available to offset future realized gains of:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total
Dorsey Wright ADR ETF	$55,741,180	$—	$55,741,180
Dorsey Wright FSM All Cap World ETF	20,813,668	6,165,547	26,979,215
Dorsey Wright FSM US Core ETF	2,748,633	—	2,748,633
Dorsey Wright Short ETF	93,518,528	227,559	93,746,087
Focused Equity ETF	153,889	689,720	843,609
Gerber Kawasaki ETF	5,908,135	4,035,343	9,943,478
Hotel ETF	631,989	642,810	1,274,799
Insider Advantage ETF	19,287,852	863,278	20,151,130
MSOS Daily Leveraged ETF	46,076,721	—	46,076,721
Psychedelics ETF	829,619	4,926,818	5,756,437
Pure Cannabis ETF	45,496,153	131,140,494	176,636,647
Pure US Cannabis ETF	919,745,969	550,411,755	1,470,157,724
Q Dynamic Growth ETF	4,423,946	—	4,423,946
Ranger Equity Bear ETF	400,602,125	901,364	401,503,489
Restaurant ETF	988,433	186,216	1,174,649
STAR Global Buy-Write ETF	789,593	988,155	1,777,748
Vice ETF	1,482,231	302,441	1,784,672

The following Funds utilized capital loss carryforwards to offset taxable gains realized during the year ended June 30, 2024:

Fund	Utilized Amount
Dorsey Wright ADR ETF	$—
Dorsey Wright FSM All Cap World ETF	—
Dorsey Wright FSM US Core ETF	587,350
Dorsey Wright Short ETF	1,088,199
Focused Equity ETF	—
Gerber Kawasaki ETF	—
Hotel ETF	133,980
Insider Advantage ETF	8,039,037
MSOS 2x Daily ETF	—
Psychedelics ETF	—
Pure Cannabis ETF	—
Pure US Cannabis ETF	69,361,307
Q Dynamic Growth ETF	955,418
Ranger Equity Bear ETF	—
Restaurant ETF	—
STAR Global Buy-Write ETF	—
Vice ETF	—

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

8. Investment Transactions

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended December 31, 2024 were as follows:

	Purchases			Sales
		U.S.			U.S.
Fund	Long Term	Government	In-Kind	Long Term	Government	In-Kind
Dorsey Wright ADR ETF	$9,535,586	$—	$—	$10,064,146	$—	$4,813,788
Dorsey Wright FSM All Cap World ETF	134,557,711	—	1,172,934	136,159,925	—	770,549
Dorsey Wright FSM US Core ETF	107,755,073	—	58,568,561	107,833,846	—	60,761,338
Dorsey Wright Short ETF	12,091,911	—	—	13,430,967	—	—
Focused Equity ETF	43,440,505	—	20,438,293	42,797,375	—	4,641,030
Gerber Kawasaki ETF	7,023,835	—	650,439	7,291,074	—	—
Hotel ETF	2,247,196	—	—	2,199,940	—	—
Insider Advantage ETF	54,668,823	—	—	54,652,161	—	1,713,791
MSOS Daily Leveraged ETF	—	—		—	—
Psychedelics ETF	4,033,075	—	2,701,100	3,380,601	—	4,257,845
Pure Cannabis ETF	7,559,644	—	176,336	7,125,140	—	—
Pure US Cannabis ETF	—	—	5,352,932	—	—	559,300
Q Dynamic Growth ETF	29,694,218	—	1,220,274	30,237,667	—	1,662,591
Ranger Equity Bear ETF	235,398,659	—	—	205,851,222	—	—
Restaurant ETF	1,755,707	—	383,074	1,460,241	—	475,539
STAR Global Buy-Write ETF	4,101,921	—	3,797,345	3,659,553	—	2,048,757
Vice ETF	5,938,312	—	—	7,331,743	—	605,055

9. Risks Involved with Investing in the Funds

As with any investment, an investor could lose all or part of their investment in a Fund and the Fund’s performance could trail that of other investments. A Fund may be subject to one or more principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to a Fund’s currently effective prospectus for the specific list and description of the principal risks of investing in the Fund.

Cannabis-Related Company Risk

Cannabis-related companies are subject to various laws and regulations that may differ at the state/local and federal level. These laws and regulations may (i) significantly affect a cannabis-related company’s ability to secure financing, (ii) impact the market for marijuana industry sales and services, and (iii) set limitations on marijuana use, production, transportation, and storage. Cannabis-related companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, cannabis-related companies are subject to the risks associated with the greater agricultural industry, including changes to or trends that affect commodity prices, labor costs, weather conditions, and laws and regulations related to environmental protection, health and safety. Cannabis-related companies may also be subject to risks associated with the biotechnology and pharmaceutical industries. These risks include increased government regulation, the use and enforcement of intellectual property rights and patents, technological change and obsolescence, product liability lawsuits, and the risk that research and development may not necessarily lead to commercially successful products.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

9. Risks Involved with Investing in the Funds – (continued)

Credit Risk

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Each Fund and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its Statement of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

ETF Market Risk

In stressed market conditions, the market for certain ETF shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings. This adverse effect on liquidity for the ETF’s shares in turn can lead to differences between the market price of the ETF’s shares and the underlying value of those shares. This difference can be reflected as a spread between the bid and ask prices quoted during the day or a premium or discount in the closing price from a Fund’s NAV.

Because a Fund’s shares trade in the secondary market, a broker may charge a commission to execute a transaction in shares and an investor may incur the cost of the spread between the price at which a dealer will buy shares (bid) and the somewhat higher price at which a dealer will sell shares (ask). In addition, not only are there a limited number of institutions that act as authorized participants, direct trading by authorized participants is critical to ensuring that a Fund’s shares trade at or close to NAV. However, market makers are not obligated to make a market in a Fund’s shares nor are authorized participants obligated to execute purchase or redemption orders for Creation Units and, in times of market stress, circumstances could develop that could cause them to refrain from these activities or reduce their role. The absence of an active market in a Fund’s shares could lead to a heightened risk of differences between the market price of the Fund's shares and the underlying value of those shares. Because securities underlying investments held by a Fund may trade on a foreign exchange that is closed when the Fund's listing exchange is open, there may be changes between the last quote from the closed foreign market and the value of the securities during the Fund's domestic trading day, which also could lead to differences between the market price of the Fund's shares and the underlying value of those shares.

Fund of Funds Risk

Certain Funds’ investment performance, because they are fund of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in these Funds is subject to the risk associated with the Underlying ETFs that comprise their portfolio. The Funds will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which they invest.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

9. Risks Involved with Investing in the Funds – (continued)

Illiquid Investments Risk

In certain circumstances, it may be difficult for a Fund to purchase and sell particular portfolio investments due to infrequent trading in such investments. The prices of such securities may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such securities without an unfavorable impact on prevailing market prices, or make it difficult for the Advisor or Sub-Advisor, as applicable, to dispose of such securities at a fair price at the time the Advisor or Sub-Advisor believes it is desirable to do so. The Fund’s investments in such securities may restrict the Fund’s ability to take advantage of other market opportunities and adversely affect the value of the Fund’s portfolio holdings. Such investments also may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules.

Management Risk

The Advisor or Sub-Advisor, as applicable, continuously evaluates each Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, achievement of the stated investment objective cannot be guaranteed. The Advisor’s or Sub-Advisor’s judgment about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these factors may affect the return on your investment. In fact, no matter how good a job the Advisor or Sub-Advisor does, you could lose money on your investment in a Fund, just as you could with other investments. If the Advisor or Sub-Advisor is incorrect in its assessment of the income, growth or price realization potential of a Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Market Risk

Investments in securities, in general, are subject to market risks that may cause their prices to fluctuate over time. A Fund’s investments may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic conditions or changes in interest or currency rates, or particular countries, segments, economic sectors, industries or companies within those markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, uncertainties regarding interest rates, rising inflation, or other events could have a significant impact on the market generally and on specific securities. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of these factors. For example, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. Changes in market conditions and interest rates generally do not have the same impact on all types of investments. Fluctuations in the value of securities and other financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s investments may fluctuate drastically from day to day. Because of its link to the markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

ADVISORSHARES TRUST

Notes to Financial Statements (Continued)

December 31, 2024 (Unaudited)

9. Risks Involved with Investing in the Funds – (continued)

Trading Risk

Shares of each Fund may trade above or below their NAV. The NAV of shares will fluctuate with changes in the market value of a Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in NAV, as well as market supply and demand. When the market price of a Fund’s shares deviates significantly from their NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund’s shares. However, given that shares can be created and redeemed only in Creation Units at NAV, the Advisor and Sub-Advisor, as applicable, do not believe that large discounts or premiums to NAV will exist for extended periods of time. Although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for a Fund’s shares will develop or be maintained. In addition, trading in shares of a Fund may be halted because of market conditions or for reasons that, in the view of the Fund’s Exchange, make trading in shares inadvisable.

10. Segment Reporting

Each fund operates in one segment. The Chief Operating Decision Maker (“CODM”) is the Advisor's Fund Oversight Committee. The CODM reviews the operating results of each fund on a consolidated basis as part of making decisions for allocating resources and evaluating performance.

11. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred, other than those disclosed below, that require additional disclosure.

SUPPLEMENTAL INFORMATION

Quarterly Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available without charge on the SEC’s website at www.sec.gov.

Proxy Voting Information

A description of the Funds proxy voting policies and procedures, as well as a record of how the Funds voted proxies during the most recent 12-month period ended June 30, is available without charge upon request by calling 1-877-843-3831. This information is also available on the SEC’s website at www.sec.gov.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Fund’s website at www.advisorshares.com.

ADVISORSHARES TRUST

Investment Advisor	Distributor

AdvisorShares Investments, LLC	Foreside Fund Services, LLC
4800 Montgomery Lane, Suite 150	Three Canal Plaza, Suite 100
Bethesda, MD 20814	Portland, ME 04101

Sub-Advisors	Custodian/Fund Administrator/Transfer Agent

CreativeOne Wealth, LLC	The Bank of New York Mellon
6330 Sprint Parkway, Suite 400	240 Greenwich Street
Overland Park, KS 66211	New York, NY 10286

Gerber Kawasaki, Inc.	Legal Counsel
2716 Ocean Park Boulevard
Santa Monica, CA 90405	Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Ranger Alternative Management, L.P.	Washington, D.C. 20004
1845 Woodall Rodgers Freeway, Suite 1050
Dallas, TX 75201	Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding a Fund’s risks, objectives, fees and expenses, experience of management and other information.

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, President
(principal executive officer)

Date	February 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, President
(principal executive officer)

Date	February 27, 2025

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	February 27, 2025

*	Print the name and title of each signing officer under his or her signature.